As filed with the Securities and Exchange Commission on September 21, 2026

1933 Act Registration No. 333-283221

1940 Act Registration No. 811-24023

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 127	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 131	☒

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

(203) 654-7008

(Registrant’s Exact Name, Address and Telephone Number)

Robert Rokose

Chief Financial Officer

REX Advisers, LLC

55 Walls Drive

Fairfield, Connecticut 06824

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for BaseballShares™ Arizona Diamondbacks ETF, BaseballShares™ Atlanta Braves ETF, BaseballShares™ Baltimore Orioles ETF, BaseballShares™ Boston Red Sox ETF, BaseballShares™ Chicago Cubs ETF, BaseballShares™ Chicago White Sox ETF, BaseballShares™ Cincinnati Reds ETF, BaseballShares™ Cleveland Guardians ETF, BaseballShares™ Colorado Rockies ETF, BaseballShares™ Detroit Tigers ETF, BaseballShares™ Houston Astros ETF, BaseballShares™ Kansas City Royals ETF, BaseballShares™ Los Angeles Angels ETF, BaseballShares™ Los Angeles Dodgers ETF, BaseballShares™ Miami Marlins ETF, BaseballShares™ Milwaukee Brewers ETF, BaseballShares™ Minnesota Twins ETF, BaseballShares™ New York Mets ETF, BaseballShares™ New York Yankees ETF, BaseballShares™ Athletics ETF, BaseballShares™ Philadelphia Phillies ETF, BaseballShares™ Pittsburgh Pirates ETF, BaseballShares™ San Diego Padres ETF, BaseballShares™ San Francisco Giants ETF, BaseballShares™ Seattle Mariners ETF, BaseballShares™ St. Louis Cardinals ETF, BaseballShares™ Tampa Bay Rays ETF, BaseballShares™ Texas Rangers ETF, BaseballShares™ Toronto Blue Jays ETF, BaseballShares™ Washington Nationals ETF

Part B – Statement of Additional Information for BaseballShares™ Arizona Diamondbacks ETF, BaseballShares™ Atlanta Braves ETF, BaseballShares™ Baltimore Orioles ETF, BaseballShares™ Boston Red Sox ETF, BaseballShares™ Chicago Cubs ETF, BaseballShares™ Chicago White Sox ETF, BaseballShares™ Cincinnati Reds ETF, BaseballShares™ Cleveland Guardians ETF, BaseballShares™ Colorado Rockies ETF, BaseballShares™ Detroit Tigers ETF, BaseballShares™ Houston Astros ETF, BaseballShares™ Kansas City Royals ETF, BaseballShares™ Los Angeles Angels ETF, BaseballShares™ Los Angeles Dodgers ETF, BaseballShares™ Miami Marlins ETF, BaseballShares™ Milwaukee Brewers ETF, BaseballShares™ Minnesota Twins ETF, BaseballShares™ New York Mets ETF, BaseballShares™ New York Yankees ETF, BaseballShares™ Athletics ETF, BaseballShares™ Philadelphia Phillies ETF, BaseballShares™ Pittsburgh Pirates ETF, BaseballShares™ San Diego Padres ETF, BaseballShares™ San Francisco Giants ETF, BaseballShares™ Seattle Mariners ETF, BaseballShares™ St. Louis Cardinals ETF, BaseballShares™ Tampa Bay Rays ETF, BaseballShares™ Texas Rangers ETF, BaseballShares™ Toronto Blue Jays ETF, BaseballShares™ Washington Nationals ETF

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion

September 21, 2026

REX ETF TRUST

PROSPECTUS

Alpha Sports BaseballShares™ Arizona Diamondbacks ETF ([____])
Alpha Sports BaseballShares™ Athletics ETF ([____])
Alpha Sports BaseballShares™ Atlanta Braves ETF ([____])
Alpha Sports BaseballShares™ Baltimore Orioles ETF ([____])
Alpha Sports BaseballShares™ Boston Red Sox ETF ([____])
Alpha Sports BaseballShares™ Chicago Cubs ETF ([____])
Alpha Sports BaseballShares™ Chicago White Sox ETF ([____])
Alpha Sports BaseballShares™ Cincinnati Reds ETF ([____])
Alpha Sports BaseballShares™ Cleveland Guardians ETF ([____])
Alpha Sports BaseballShares™ Colorado Rockies ETF ([____])
Alpha Sports BaseballShares™ Detroit Tigers ETF ([____])
Alpha Sports BaseballShares™ Houston Astros ETF ([____])
Alpha Sports BaseballShares™ Kansas City Royals ETF ([____])
Alpha Sports BaseballShares™ Los Angeles Angels ETF ([____])
Alpha Sports BaseballShares™ Los Angeles Dodgers ETF ([____])
Alpha Sports BaseballShares™ Miami Marlins ETF ([____])
Alpha Sports BaseballShares™ Milwaukee Brewers ETF ([____])
Alpha Sports BaseballShares™ Minnesota Twins ETF ([____])
Alpha Sports BaseballShares™ New York Mets ETF ([____])
Alpha Sports BaseballShares™ New York Yankees ETF ([____])
Alpha Sports BaseballShares™ Philadelphia Phillies ETF ([____])
Alpha Sports BaseballShares™ Pittsburgh Pirates ETF ([____])
Alpha Sports BaseballShares™ San Diego Padres ETF ([____])
Alpha Sports BaseballShares™ San Francisco Giants ETF ([____])
Alpha Sports BaseballShares™ Seattle Mariners ETF ([____])
Alpha Sports BaseballShares™ St. Louis Cardinals ETF ([____])
Alpha Sports BaseballShares™ Tampa Bay Rays ETF ([____])
Alpha Sports BaseballShares™ Texas Rangers ETF ([____])
Alpha Sports BaseballShares™ Toronto Blue Jays ETF ([____])
Alpha Sports BaseballShares™ Washington Nationals ETF ([____])

[___________], 2026

Each of the funds set forth above (each, a “Fund,” and together, the “Funds”) is a series of REX ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). Each Fund lists and principally trades its shares on the [_______] (“[_____]” or the “Exchange”).

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor the Commodity Futures Trading Commission (the “CFTC”) has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

 ii

Alpha Sports BaseballShares™ Arizona Diamondbacks ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Arizona Diamondbacks Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Arizona Diamondbacks Index (the “Diamondbacks Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Arizona Diamondbacks professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Diamondbacks Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Diamondbacks Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Diamondbacks Index or other Index-Related Investments.

About the Diamondbacks Index

The Diamondbacks Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Arizona Diamondbacks over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Diamondbacks Index is administered and calculated by FutureSports (the “Index Provider”).

The Diamondbacks Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Diamondbacks Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Diamondbacks Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Diamondbacks Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Diamondbacks Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Diamondbacks Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Diamondbacks Index primarily through Index Futures Contracts but may also obtain exposure to the Diamondbacks Index through other Index-Related Investments. The Fund does not track or seek to replicate the Diamondbacks Index. In order to maintain its exposure to the Diamondbacks Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Diamondbacks Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Diamondbacks Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [                    ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Diamondbacks Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Diamondbacks Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Diamondbacks Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [                    ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Arizona Diamondbacks

The Arizona Diamondbacks are a professional baseball team based in Phoenix, Arizona, competing in the National League West Division of Major League Baseball. During the 2025 season, the Diamondbacks finished fourth in the NL West, ranking 18th in wins, 6th in runs scored, 24th in runs allowed, and 18th in run differential. The Diamondbacks were founded in 1998 as an expansion franchise. The team is currently owned by Ken Kendrick, who has served as Managing General Partner since 2004. The team has won one World Series championship, capturing the title in 2001. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Arizona Diamondbacks, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Arizona Diamondbacks, as reflected in the Diamondbacks Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Diamondbacks Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Diamondbacks Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Diamondbacks Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Arizona Diamondbacks are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Arizona Diamondbacks performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Arizona Diamondbacks announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Diamondbacks Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

DIAMONDBACKS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Diamondbacks Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Diamondbacks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Diamondbacks Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Diamondbacks Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Diamondbacks Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                  ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Diamondbacks Index is static, generating no new data inputs. Futures linked to the Diamondbacks Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Arizona Diamondbacks as reflected in the Diamondbacks Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [            ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Athletics ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Athletics Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Athletics Index (the “Athletics Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Athletics professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Athletics Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Athletics Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Athletics Index or other Index-Related Investments.

About the Athletics Index

The Athletics Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Athletics over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Athletics Index is administered and calculated by FutureSports (the “Index Provider”).

The Athletics Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Athletics Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Athletics Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Athletics Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Athletics Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Athletics Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Athletics Index primarily through Index Futures Contracts but may also obtain exposure to the Athletics Index through other Index-Related Investments. The Fund does not track or seek to replicate the Athletics Index. In order to maintain its exposure to the Athletics Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Athletics Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Athletics Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [           ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Athletics Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Athletics Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Athletics Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [             ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Athletics

The Athletics are a professional baseball team currently competing in the American League West Division of Major League Baseball. During the 2025 season, the Athletics finished fourth in the AL West, ranking 22nd in wins, 12th in runs scored, 27th in runs allowed, and 23rd in run differential. The Athletics were founded in 1901 in Philadelphia before relocating to Kansas City in 1955 and then to Oakland in 1968, with a planned relocation to Las Vegas. The team is currently owned by John Fisher, who has served as Managing Partner since 2005. The team has won nine World Series championships, most recently capturing the title in 1989. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Athletics, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Athletics, as reflected in the Athletics Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Athletics Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Athletics Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Athletics Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Athletics are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Athletics performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Athletics announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Athletics Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

ATHLETICS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Athletics Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Athletics Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Athletics Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Athletics Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Athletics Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                 ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Athletics Index is static, generating no new data inputs. Futures linked to the Athletics Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Athletics as reflected in the Athletics Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [          ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Atlanta Braves ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Atlanta Braves Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Atlanta Braves Index (the “Braves Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Atlanta Braves professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Braves Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Braves Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Braves Index or other Index-Related Investments.

About the Braves Index

The Braves Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Atlanta Braves over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Braves Index is administered and calculated by FutureSports (the “Index Provider”).

The Braves Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Braves Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Braves Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Braves Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Braves Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Braves Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Braves Index primarily through Index Futures Contracts but may also obtain exposure to the Braves Index through other Index-Related Investments. The Fund does not track or seek to replicate the Braves Index. In order to maintain its exposure to the Braves Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Braves Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Braves Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Braves Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Braves Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Braves Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [            ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Atlanta Braves

The Atlanta Braves are a professional baseball team based in Atlanta, Georgia, competing in the National League East Division of Major League Baseball. During the 2025 season, the Braves finished fourth in the NL East, ranking 23rd in wins, 13th in runs scored, 20th in runs allowed, and 20th in run differential. The Braves were founded in 1871 as the Boston Red Stockings, making them one of the oldest continuously operating professional sports franchises in North America. The team is currently owned by Atlanta Braves Holdings, Inc. The team has won four World Series championships, most recently capturing the title in 2021. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Atlanta Braves, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Atlanta Braves, as reflected in the Braves Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Braves Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Braves Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Braves Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Atlanta Braves are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Atlanta Braves performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Atlanta Braves announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Braves Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

BRAVES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Braves Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Braves Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Braves Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Braves Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Braves Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Braves Index is static, generating no new data inputs. Futures linked to the Braves Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Atlanta Braves as reflected in the Braves Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [         ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Baltimore Orioles ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Baltimore Orioles Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Baltimore Orioles Index (the “Orioles Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Baltimore Orioles professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Orioles Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Orioles Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Orioles Index or other Index-Related Investments.

About the Orioles Index

The Orioles Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Baltimore Orioles over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Orioles Index is administered and calculated by FutureSports (the “Index Provider”).

The Orioles Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Orioles Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Orioles Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Orioles Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Orioles Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Orioles Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Orioles Index primarily through Index Futures Contracts but may also obtain exposure to the Orioles Index through other Index-Related Investments. The Fund does not track or seek to replicate the Orioles Index. In order to maintain its exposure to the Orioles Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Orioles Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Orioles Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [           ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Orioles Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Orioles Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Orioles Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [               ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Baltimore Orioles

The Baltimore Orioles are a professional baseball team based in Baltimore, Maryland, competing in the American League East Division of Major League Baseball. During the 2025 season, the Orioles finished fifth in the AL East, ranking 24th in wins, 24th in runs scored, 25th in runs allowed, and 27th in run differential. The Orioles were founded in 1894 as the Milwaukee Brewers before relocating to St. Louis as the Browns and ultimately to Baltimore in 1954. The team is currently owned by David Rubenstein and his ownership group, who acquired the team in 2024. The team has won three World Series championships, most recently capturing the title in 1983. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Baltimore Orioles, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Baltimore Orioles, as reflected in the Orioles Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Orioles Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Orioles Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Orioles Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Baltimore Orioles are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Baltimore Orioles performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Baltimore Orioles announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Orioles Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

ORIOLES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Orioles Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Orioles Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Orioles Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Orioles Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Orioles Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                 ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Orioles Index is static, generating no new data inputs. Futures linked to the Orioles Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Baltimore Orioles as reflected in the Orioles Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Boston Red Sox ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Boston Red Sox Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Boston Red Sox Index (the “Red Sox Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Boston Red Sox professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Red Sox Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Red Sox Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Red Sox Index or other Index-Related Investments.

About the Red Sox Index

The Red Sox Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Boston Red Sox over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Red Sox Index is administered and calculated by FutureSports (the “Index Provider”).

The Red Sox Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Red Sox Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Red Sox Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Red Sox Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Red Sox Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Red Sox Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Red Sox Index primarily through Index Futures Contracts but may also obtain exposure to the Red Sox Index through other Index-Related Investments. The Fund does not track or seek to replicate the Red Sox Index. In order to maintain its exposure to the Red Sox Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Red Sox Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Red Sox Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [         ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Red Sox Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Red Sox Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Red Sox Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [            ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Boston Red Sox

The Boston Red Sox are a professional baseball team based in Boston, Massachusetts, competing in the American League East Division of Major League Baseball. During the 2025 season, the Red Sox finished third in the AL East, ranking 9th in wins, 7th in runs scored, 10th in runs allowed, and 6th in run differential. The Red Sox were founded in 1901 as a charter member of the American League. The team is currently owned by Fenway Sports Group, with John Henry serving as Principal Owner since 2002. The team has won nine World Series championships, most recently capturing the title in 2018. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Boston Red Sox, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Boston Red Sox, as reflected in the Red Sox Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Red Sox Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Red Sox Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Red Sox Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Boston Red Sox are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Boston Red Sox performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Boston Red Sox announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Red Sox Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

RED SOX INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Red Sox Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Red Sox Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Red Sox Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Red Sox Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Red Sox Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [            ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Red Sox Index is static, generating no new data inputs. Futures linked to the Red Sox Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Boston Red Sox as reflected in the Red Sox Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Chicago Cubs ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Chicago Cubs Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Chicago Cubs Index (the “Cubs Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Chicago Cubs professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Cubs Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Cubs Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Cubs Index or other Index-Related Investments.

About the Cubs Index

The Cubs Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Chicago Cubs over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Cubs Index is administered and calculated by FutureSports (the “Index Provider”).

The Cubs Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Cubs Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Cubs Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Cubs Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Cubs Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Cubs Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Cubs Index primarily through Index Futures Contracts but may also obtain exposure to the Cubs Index through other Index-Related Investments. The Fund does not track or seek to replicate the Cubs Index. In order to maintain its exposure to the Cubs Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Cubs Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Cubs Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [           ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Cubs Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Cubs Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Cubs Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Chicago Cubs

The Chicago Cubs are a professional baseball team based in Chicago, Illinois, competing in the National League Central Division of Major League Baseball. During the 2025 season, the Cubs finished second in the NL Central, ranking 6th in wins, 5th in runs scored, 8th in runs allowed, and 3rd in run differential. The Cubs were founded in 1870 and a charter member of the National League, making them one of the oldest franchises in professional sports. The team is currently owned by the Ricketts family, with Tom Ricketts serving as Chairman since 2009. The team has won three World Series championships, most recently capturing the title in 2016. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Chicago Cubs, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Chicago Cubs, as reflected in the Cubs Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Cubs Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Cubs Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Cubs Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Chicago Cubs are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Chicago Cubs performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Chicago Cubs announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Cubs Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

CUBS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Cubs Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Cubs Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Cubs Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Cubs Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Cubs Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [             ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Cubs Index is static, generating no new data inputs. Futures linked to the Cubs Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Chicago Cubs as reflected in the Cubs Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [         ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Chicago White Sox ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Chicago White Sox Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Chicago White Sox Index (the “White Sox Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Chicago White Sox professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the White Sox Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the White Sox Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the White Sox Index or other Index-Related Investments.

About the White Sox Index

The White Sox Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Chicago White Sox over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The White Sox Index is administered and calculated by FutureSports (the “Index Provider”).

The White Sox Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the White Sox Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The White Sox Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The White Sox Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The White Sox Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The White Sox Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the White Sox Index primarily through Index Futures Contracts but may also obtain exposure to the White Sox Index through other Index-Related Investments. The Fund does not track or seek to replicate the White Sox Index. In order to maintain its exposure to the White Sox Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the White Sox Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the White Sox Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [         ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the White Sox Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the White Sox Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the White Sox Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [             ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Chicago White Sox

The Chicago White Sox are a professional baseball team based in Chicago, Illinois, competing in the American League Central Division of Major League Baseball. During the 2025 season, the White Sox finished fifth in the AL Central, ranking 29th in wins, 27th in runs scored, 21st in runs allowed, and 26th in run differential. The White Sox were founded in 1894 and became a charter member of the American League in 1901. The team is currently owned by Jerry Reinsdorf, who has served as Chairman since 1981. The team has won three World Series championships, most recently capturing the title in 2005. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Chicago White Sox, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Chicago White Sox, as reflected in the White Sox Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the White Sox Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the White Sox Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the White Sox Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the White Sox are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved White Sox performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the White Sox announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the White Sox Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

WHITE SOX INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the White Sox Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The White Sox Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the White Sox Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the White Sox Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in White Sox Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the White Sox Index is static, generating no new data inputs. Futures linked to the White Sox Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Chicago White Sox as reflected in the White Sox Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Cincinnati Reds ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Cincinnati Reds Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Cincinnati Reds Index (the “Reds Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Cincinnati Reds professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Reds Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Reds Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Reds Index or other Index-Related Investments.

About the Reds Index

The Reds Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Cincinnati Reds over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Reds Index is administered and calculated by FutureSports (the “Index Provider”).

The Reds Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Reds Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Reds Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Reds Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Reds Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Reds Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Reds Index primarily through Index Futures Contracts but may also obtain exposure to the Reds Index through other Index-Related Investments. The Fund does not track or seek to replicate the Reds Index. In order to maintain its exposure to the Reds Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Reds Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Reds Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Reds Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Reds Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Reds Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Cincinnati Reds

The Cincinnati Reds are a professional baseball team based in Cincinnati, Ohio, competing in the National League Central Division of Major League Baseball. During the 2025 season, the Reds finished third in the NL Central, ranking 14th in wins, 14th in runs scored, 11th in runs allowed, and 13th in run differential. The Reds were founded in 1881. The team is currently owned by Bob Castellini, who has served as Managing Partner since 2006. The team has won five World Series championships, most recently capturing the title in 1990. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Cincinnati Reds, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Cincinnati Reds, as reflected in the Reds Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Reds Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Reds Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Reds Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Cincinnati Reds are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Cincinnati Reds performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Cincinnati Reds announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Reds Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

REDS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Reds Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Reds Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Reds Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Reds Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Reds Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Reds Index is static, generating no new data inputs. Futures linked to the Reds Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Cincinnati Reds as reflected in the Reds Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Cleveland Guardians ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Cleveland Guardians Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Cleveland Guardians Index (the “Guardians Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Cleveland Guardians professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Guardians Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Guardians Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Guardians Index or other Index-Related Investments.

About the Guardians Index

The Guardians Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Cleveland Guardians over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Guardians Index is administered and calculated by FutureSports (the “Index Provider”).

The Guardians Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Guardians Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Guardians Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Guardians Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Guardians Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Guardians Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Guardians Index primarily through Index Futures Contracts but may also obtain exposure to the Guardians Index through other Index-Related Investments. The Fund does not track or seek to replicate the Guardians Index. In order to maintain its exposure to the Guardians Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Guardians Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Guardians Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [         ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Guardians Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Guardians Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Guardians Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Cleveland Guardians

The Cleveland Guardians are a professional baseball team based in Cleveland, Ohio, competing in the American League Central Division of Major League Baseball. During the 2025 season, the Guardians finished first in the AL Central, ranking 10th in wins, 28th in runs scored, 7th in runs allowed, and 19th in run differential. The Guardians were founded in 1896 and became a charter member of the American League in 1901, operating under various names before adopting the Guardians name in 2022. The team is currently owned by the Dolan family, with Paul Dolan serving as Chairman and CEO since 2000. The team has won two World Series championships, most recently capturing the title in 1948. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Cleveland Guardians, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Cleveland Guardians, as reflected in the Guardians Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Guardians Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Guardians Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Guardians Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Cleveland Guardians are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Cleveland Guardians performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Cleveland Guardians announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Guardians Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

GUARDIANS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Guardians Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Guardians Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Guardians Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Guardians Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Guardians Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Guardians Index is static, generating no new data inputs. Futures linked to the Guardians Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Cleveland Guardians as reflected in the Guardians Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Colorado Rockies ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Colorado Rockies Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Colorado Rockies Index (the “Rockies Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Colorado Rockies professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Rockies Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Rockies Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Rockies Index or other Index-Related Investments.

About the Rockies Index

The Rockies Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Colorado Rockies over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Rockies Index is administered and calculated by FutureSports (the “Index Provider”).

The Rockies Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Rockies Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Rockies Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Rockies Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Rockies Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Rockies Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Rockies Index primarily through Index Futures Contracts but may also obtain exposure to the Rockies Index through other Index-Related Investments. The Fund does not track or seek to replicate the Rockies Index. In order to maintain its exposure to the Rockies Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Rockies Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Rockies Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [         ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Rockies Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Rockies Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Rockies Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Colorado Rockies

The Colorado Rockies are a professional baseball team based in Denver, Colorado, competing in the National League West Division of Major League Baseball. During the 2025 season, the Rockies finished fifth in the NL West, ranking 30th in wins, 29th in runs scored, 30th in runs allowed, and 30th in run differential. The Rockies were founded in 1993 as an expansion franchise. The team is currently owned by the Monfort family, with Walker Monfort serving as President since 2025. The team has never won a World Series championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Colorado Rockies, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Colorado Rockies, as reflected in the Rockies Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Rockies Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Rockies Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Rockies Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Colorado Rockies are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Colorado Rockies performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Colorado Rockies announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Rockies Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

ROCKIES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Rockies Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Rockies Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Rockies Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Rockies Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Rockies Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [              ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Rockies Index is static, generating no new data inputs. Futures linked to the Rockies Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Colorado Rockies as reflected in the Rockies Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Detroit Tigers ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Detroit Tigers Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Detroit Tigers Index (the “Tigers Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Detroit Tigers professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Tigers Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Tigers Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Tigers Index or other Index-Related Investments.

About the Tigers Index

The Tigers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Detroit Tigers over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Tigers Index is administered and calculated by FutureSports (the “Index Provider”).

The Tigers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Tigers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Tigers Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Tigers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Tigers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Tigers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Tigers Index primarily through Index Futures Contracts but may also obtain exposure to the Tigers Index through other Index-Related Investments. The Fund does not track or seek to replicate the Tigers Index. In order to maintain its exposure to the Tigers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Tigers Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Tigers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [            ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Tigers Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Tigers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Tigers Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Detroit Tigers

The Detroit Tigers are a professional baseball team based in Detroit, Michigan, competing in the American League Central Division of Major League Baseball. During the 2025 season, the Tigers finished second in the AL Central, ranking 12th in wins, 11th in runs scored, 16th in runs allowed, and 11th in run differential. The Tigers were founded in 1894 and became a charter member of the American League in 1901. The team is currently owned by Christopher Ilitch, who has served as Chairman since 2017. The team has won four World Series championships, most recently capturing the title in 1984. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Detroit Tigers, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Detroit Tigers, as reflected in the Tigers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Tigers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Tigers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Tigers Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Detroit Tigers are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Detroit Tigers performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Detroit Tigers announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Tigers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

TIGERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Tigers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Tigers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Tigers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Tigers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Tigers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [            ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Tigers Index is static, generating no new data inputs. Futures linked to the Tigers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Detroit Tigers as reflected in the Tigers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [      ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Houston Astros ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Houston Astros Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Houston Astros Index (the “Astros Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Houston Astros professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Astros Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Astros Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Astros Index or other Index-Related Investments.

About the Astros Index

The Astros Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Houston Astros over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Astros Index is administered and calculated by FutureSports (the “Index Provider”).

The Astros Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Astros Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Astros Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Astros Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Astros Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Astros Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Astros Index primarily through Index Futures Contracts but may also obtain exposure to the Astros Index through other Index-Related Investments. The Fund does not track or seek to replicate the Astros Index. In order to maintain its exposure to the Astros Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Astros Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Astros Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Astros Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Astros Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Astros Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [            ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Houston Astros

The Houston Astros are a professional baseball team based in Houston, Texas, competing in the American League West Division of Major League Baseball. During the 2025 season, the Astros finished second in the AL West, ranking 11th in wins, 21st in runs scored, 9th in runs allowed, and 15th in run differential. The Astros were founded in 1962 as the Houston Colt .45s before being renamed in 1965. The team is currently owned by Jim Crane, who has served as Owner and Chairman since 2011. The team has won two World Series championships, most recently capturing the title in 2022. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Houston Astros, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Houston Astros, as reflected in the Astros Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Astros Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Astros Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Astros Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Houston Astros are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Houston Astros performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Houston Astros announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Astros Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

ASTROS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Astros Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Astros Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Astros Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Astros Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Astros Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [              ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Astros Index is static, generating no new data inputs. Futures linked to the Astros Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Houston Astros as reflected in the Astros Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Kansas City Royals ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Kansas City Royals Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Kansas City Royals Index (the “Royals Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Kansas City Royals professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Royals Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Royals Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Royals Index or other Index-Related Investments.

About the Royals Index

The Royals Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Kansas City Royals over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Royals Index is administered and calculated by FutureSports (the “Index Provider”).

The Royals Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Royals Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Royals Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Royals Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Royals Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Royals Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Royals Index primarily through Index Futures Contracts but may also obtain exposure to the Royals Index through other Index-Related Investments. The Fund does not track or seek to replicate the Royals Index. In order to maintain its exposure to the Royals Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Royals Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Royals Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Royals Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Royals Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Royals Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Kansas City Royals

The Kansas City Royals are a professional baseball team based in Kansas City, Missouri, competing in the American League Central Division of Major League Baseball. During the 2025 season, the Royals finished third in the AL Central, ranking 15th in wins, 26th in runs scored, 4th in runs allowed, and 17th in run differential. The Royals were founded in 1969 as an expansion franchise. The team is currently owned by John Sherman, who has served as Chairman and CEO since 2020. The team has won two World Series championships, most recently capturing the title in 2015. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Kansas City Royals, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Kansas City Royals, as reflected in the Royals Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Royals Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Royals Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Royals Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Kansas City Royals are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Kansas City Royals performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Kansas City Royals announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Royals Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

ROYALS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Royals Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Royals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Royals Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Royals Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Royals Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [               ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Royals Index is static, generating no new data inputs. Futures linked to the Royals Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Kansas City Royals as reflected in the Royals Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Los Angeles Angels ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Los Angeles Angels Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Los Angeles Angels Index (the “Angels Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Los Angeles Angels professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Angels Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Angels Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Angels Index or other Index-Related Investments.

About the Angels Index

The Angels Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Los Angeles Angels over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Angels Index is administered and calculated by FutureSports (the “Index Provider”).

The Angels Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Angels Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Angels Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Angels Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Angels Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Angels Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Angels Index primarily through Index Futures Contracts but may also obtain exposure to the Angels Index through other Index-Related Investments. The Fund does not track or seek to replicate the Angels Index. In order to maintain its exposure to the Angels Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Angels Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Angels Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Angels Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Angels Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Angels Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [         ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Los Angeles Angels

The Los Angeles Angels are a professional baseball team based in Anaheim, California, competing in the American League West Division of Major League Baseball. During the 2025 season, the Angels finished fifth in the AL West, ranking 25th in wins, 25th in runs scored, 28th in runs allowed, and 28th in run differential. The Angels were founded in 1961 as an expansion franchise. The team is currently owned by Arte Moreno, who has served as Owner since 2003. The team has won one World Series championship, capturing the title in 2002. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Los Angeles Angels, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Los Angeles Angels, as reflected in the Angels Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Angels Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Angels Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Angels Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Los Angeles Angels are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Los Angeles Angels performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Los Angeles Angels announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Angels Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

ANGELS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Angels Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Angels Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Angels Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Angels Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Angels Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [          ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Angels Index is static, generating no new data inputs. Futures linked to the Angels Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Los Angeles Angels as reflected in the Angels Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Los Angeles Dodgers ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Los Angeles Dodgers Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Los Angeles Dodgers Index (the “Dodgers Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Los Angeles Dodgers professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Dodgers Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Dodgers Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Dodgers Index or other Index-Related Investments.

About the Dodgers Index

The Dodgers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Los Angeles Dodgers over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Dodgers Index is administered and calculated by FutureSports (the “Index Provider”).

The Dodgers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Dodgers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Dodgers Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Dodgers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Dodgers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Dodgers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Dodgers Index primarily through Index Futures Contracts but may also obtain exposure to the Dodgers Index through other Index-Related Investments. The Fund does not track or seek to replicate the Dodgers Index. In order to maintain its exposure to the Dodgers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Dodgers Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Dodgers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Dodgers Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Dodgers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Dodgers Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Los Angeles Dodgers

The Los Angeles Dodgers are a professional baseball team based in Los Angeles, California, competing in the National League West Division of Major League Baseball. During the 2025 season, the Dodgers finished first in the NL West, ranking 5th in wins, 2nd in runs scored, 13th in runs allowed, and 4th in run differential. The Dodgers were founded in 1883 in Brooklyn, New York, before relocating to Los Angeles in 1958. The team is currently owned by Guggenheim Baseball Management, with Mark Walter serving as Chairman since 2012. The team has won nine World Series championships, most recently capturing the title in 2025. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Los Angeles Dodgers, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Los Angeles Dodgers, as reflected in the Dodgers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Dodgers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Dodgers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Dodgers Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Los Angeles Dodgers are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Los Angeles Dodgers performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Los Angeles Dodgers announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Dodgers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

DODGERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Dodgers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Dodgers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Dodgers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Dodgers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Dodgers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [           ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Dodgers Index is static, generating no new data inputs. Futures linked to the Dodgers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Los Angeles Dodgers as reflected in the Dodgers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Miami Marlins ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Miami Marlins Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Miami Marlins Index (the “Marlins Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Miami Marlins professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Marlins Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Marlins Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Marlins Index or other Index-Related Investments.

About the Marlins Index

The Marlins Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Miami Marlins over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Marlins Index is administered and calculated by FutureSports (the “Index Provider”).

The Marlins Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Marlins Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Marlins Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Marlins Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Marlins Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Marlins Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Marlins Index primarily through Index Futures Contracts but may also obtain exposure to the Marlins Index through other Index-Related Investments. The Fund does not track or seek to replicate the Marlins Index. In order to maintain its exposure to the Marlins Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Marlins Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Marlins Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [           ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Marlins Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Marlins Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Marlins Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Miami Marlins

The Miami Marlins are a professional baseball team based in Miami, Florida, competing in the National League East Division of Major League Baseball. During the 2025 season, the Marlins finished third in the NL East, ranking 19th in wins, 16th in runs scored, 26th in runs allowed, and 24th in run differential. The Marlins were founded in 1993 as the Florida Marlins before being renamed in 2012. The team is currently owned by Bruce Sherman, who has served as Chairman since 2017. The team has won two World Series championships, most recently capturing the title in 2003. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Miami Marlins, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Miami Marlins, as reflected in the Marlins Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Marlins Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Marlins Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Marlins Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Miami Marlins are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Miami Marlins performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Miami Marlins announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Marlins Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

MARLINS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Marlins Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Marlins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Marlins Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Marlins Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Marlins Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [            ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Marlins Index is static, generating no new data inputs. Futures linked to the Marlins Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Miami Marlins as reflected in the Marlins Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Milwaukee Brewers ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Milwaukee Brewers Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Milwaukee Brewers Index (the “Brewers Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Milwaukee Brewers professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Brewers Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Brewers Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Brewers Index or other Index-Related Investments.

About the Brewers Index

The Brewers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Milwaukee Brewers over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Brewers Index is administered and calculated by FutureSports (the “Index Provider”).

The Brewers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Brewers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Brewers Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Brewers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Brewers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Brewers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Brewers Index primarily through Index Futures Contracts but may also obtain exposure to the Brewers Index through other Index-Related Investments. The Fund does not track or seek to replicate the Brewers Index. In order to maintain its exposure to the Brewers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Brewers Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Brewers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [             ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Brewers Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Brewers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Brewers Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [          ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Milwaukee Brewers

The Milwaukee Brewers are a professional baseball team based in Milwaukee, Wisconsin, competing in the National League Central Division of Major League Baseball. During the 2025 season, the Brewers finished first in the NL Central, ranking 1st in wins, 3rd in runs scored, 3rd in runs allowed, and 1st in run differential. The Brewers were founded in 1969 as the Seattle Pilots before relocating to Milwaukee in 1970. The team is currently owned by Mark Attanasio, who has served as Principal Owner since 2005. The team has never won a World Series championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Milwaukee Brewers, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Milwaukee Brewers, as reflected in the Brewers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Brewers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Brewers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Brewers Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Milwaukee Brewers are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Milwaukee Brewers performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Milwaukee Brewers announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Brewers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

BREWERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Brewers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Brewers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Brewers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Brewers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Brewers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [             ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Brewers Index is static, generating no new data inputs. Futures linked to the Brewers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Milwaukee Brewers as reflected in the Brewers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Minnesota Twins ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Minnesota Twins Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Minnesota Twins Index (the “Twins Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Minnesota Twins professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Twins Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Twins Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Twins Index or other Index-Related Investments.

About the Twins Index

The Twins Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Minnesota Twins over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Twins Index is administered and calculated by FutureSports (the “Index Provider”).

The Twins Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Twins Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Twins Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Twins Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Twins Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Twins Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Twins Index primarily through Index Futures Contracts but may also obtain exposure to the Twins Index through other Index-Related Investments. The Fund does not track or seek to replicate the Twins Index. In order to maintain its exposure to the Twins Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Twins Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Twins Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [           ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Twins Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Twins Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Twins Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Minnesota Twins

The Minnesota Twins are a professional baseball team based in Minneapolis, Minnesota, competing in the American League Central Division of Major League Baseball. During the 2025 season, the Twins finished fourth in the AL Central, ranking 27th in wins, 23rd in runs scored, 23rd in runs allowed, and 25th in run differential. The Twins were founded in Kansas City in 19894 before moving to Washington 1901 as the original Washington Senators and later relocating to Minnesota in 1961. The team is currently owned by the Pohlad family, with Jim Pohlad serving as Chairman since 2009. The team has won three World Series championships, most recently capturing the title in 1991. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Minnesota Twins, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Minnesota Twins, as reflected in the Twins Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Twins Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Twins Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Twins Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Minnesota Twins are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Minnesota Twins performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Minnesota Twins announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Twins Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

TWINS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Twins Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Twins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Twins Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Twins Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Twins Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [          ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Twins Index is static, generating no new data inputs. Futures linked to the Twins Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Minnesota Twins as reflected in the Twins Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ New York Mets ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB New York Mets Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB New York Mets Index (the “Mets Index”), a non-investable index that is designed to measure the cumulative on-field performance of the New York Mets professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Mets Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Mets Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Mets Index or other Index-Related Investments.

About the Mets Index

The Mets Index is a rules-based benchmark designed to measure the cumulative athletic performance of the New York Mets over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Mets Index is administered and calculated by FutureSports (the “Index Provider”).

The Mets Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Mets Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Mets Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Mets Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Mets Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Mets Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Mets Index primarily through Index Futures Contracts but may also obtain exposure to the Mets Index through other Index-Related Investments. The Fund does not track or seek to replicate the Mets Index. In order to maintain its exposure to the Mets Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Mets Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Mets Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Mets Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Mets Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Mets Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [         ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the New York Mets

The New York Mets are a professional baseball team based in Queens, New York, competing in the National League East Division of Major League Baseball. During the 2025 season, the Mets finished second in the NL East, ranking 13th in wins, 9th in runs scored, 18th in runs allowed, and 12th in run differential. The Mets were founded in 1962 as an expansion franchise to replace the departed Brooklyn Dodgers and New York Giants. The team is currently owned by Steve Cohen, who has served as Chairman and CEO since 2020. The team has won two World Series championships, most recently capturing the title in 1986. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the New York Mets, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the New York Mets, as reflected in the Mets Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Mets Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Mets Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Mets Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the New York Mets are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved New York Mets performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the New York Mets announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Mets Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

METS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Mets Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Mets Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Mets Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Mets Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Mets Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [           ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Mets Index is static, generating no new data inputs. Futures linked to the Mets Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the New York Mets as reflected in the Mets Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ New York Yankees ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB New York Yankees Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB New York Yankees Index (the “Yankees Index”), a non-investable index that is designed to measure the cumulative on-field performance of the New York Yankees professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Yankees Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Yankees Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Yankees Index or other Index-Related Investments.

About the Yankees Index

The Yankees Index is a rules-based benchmark designed to measure the cumulative athletic performance of the New York Yankees over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Yankees Index is administered and calculated by FutureSports (the “Index Provider”).

The Yankees Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Yankees Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Yankees Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Yankees Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Yankees Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Yankees Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Yankees Index primarily through Index Futures Contracts but may also obtain exposure to the Yankees Index through other Index-Related Investments. The Fund does not track or seek to replicate the Yankees Index. In order to maintain its exposure to the Yankees Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Yankees Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Yankees Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Yankees Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Yankees Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Yankees Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [         ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the New York Yankees

The New York Yankees are a professional baseball team based in the Bronx, New York, competing in the American League East Division of Major League Baseball. During the 2025 season, the Yankees finished second in the AL East, ranking 4th in wins, 1st in runs scored, 15th in runs allowed, and 2nd in run differential. The Yankees were founded in 1903 as the Highlanders and became the Yankees in 1913. The team is currently owned by Yankee Global Enterprises, with Hal Steinbrenner serving as Managing General Partner since 2008. The team has won twenty-seven World Series championships, the most in MLB history, most recently capturing the title in 2009. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the New York Yankees, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the New York Yankees, as reflected in the Yankees Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Yankees Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Yankees Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Yankees Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the New York Yankees are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved New York Yankees performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the New York Yankees announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Yankees Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

YANKEES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Yankees Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Yankees Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Yankees Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Yankees Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Yankees Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [            ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Yankees Index is static, generating no new data inputs. Futures linked to the Yankees Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the New York Yankees as reflected in the Yankees Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [      ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Philadelphia Phillies ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Philadelphia Phillies Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Philadelphia Phillies Index (the “Phillies Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Philadelphia Phillies professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Phillies Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Phillies Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Phillies Index or other Index-Related Investments.

About the Phillies Index

The Phillies Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Philadelphia Phillies over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Phillies Index is administered and calculated by FutureSports (the “Index Provider”).

The Phillies Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Phillies Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Phillies Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Phillies Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Phillies Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Phillies Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Phillies Index primarily through Index Futures Contracts but may also obtain exposure to the Phillies Index through other Index-Related Investments. The Fund does not track or seek to replicate the Phillies Index. In order to maintain its exposure to the Phillies Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Phillies Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Phillies Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [           ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Phillies Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Phillies Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Phillies Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [            ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Philadelphia Phillies

The Philadelphia Phillies are a professional baseball team based in Philadelphia, Pennsylvania, competing in the National League East Division of Major League Baseball. During the 2025 season, the Phillies finished first in the NL East, ranking 2nd in wins, 8th in runs scored, 6th in runs allowed, and 5th in run differential. The Phillies were founded in 1883 and are one of the oldest franchises in professional sports. The team is currently owned by John Middleton, who has served as Managing Partner since 2016. The team has won two World Series championships, most recently capturing the title in 2008. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Philadelphia Phillies, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Philadelphia Phillies, as reflected in the Phillies Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Phillies Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Phillies Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Phillies Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Philadelphia Phillies are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Philadelphia Phillies performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Philadelphia Phillies announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Phillies Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

PHILLIES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Phillies Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Phillies Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Phillies Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Phillies Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Phillies Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [           ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Phillies Index is static, generating no new data inputs. Futures linked to the Phillies Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Philadelphia Phillies as reflected in the Phillies Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Pittsburgh Pirates ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Pittsburgh Pirates Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Pittsburgh Pirates Index (the “Pirates Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Pittsburgh Pirates professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Pirates Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Pirates Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Pirates Index or other Index-Related Investments.

About the Pirates Index

The Pirates Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Pittsburgh Pirates over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Pirates Index is administered and calculated by FutureSports (the “Index Provider”).

The Pirates Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Pirates Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Pirates Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Pirates Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Pirates Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Pirates Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Pirates Index primarily through Index Futures Contracts but may also obtain exposure to the Pirates Index through other Index-Related Investments. The Fund does not track or seek to replicate the Pirates Index. In order to maintain its exposure to the Pirates Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Pirates Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Pirates Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Pirates Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Pirates Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Pirates Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [        ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Pittsburgh Pirates

The Pittsburgh Pirates are a professional baseball team based in Pittsburgh, Pennsylvania, competing in the National League Central Division of Major League Baseball. During the 2025 season, the Pirates finished fifth in the NL Central, ranking 26th in wins, 30th in runs scored, 5th in runs allowed, and 21st in run differential. The Pirates were founded in 1881 and have operated continuously in Pittsburgh since 1882. The team is currently owned by Robert Nutting, who has served as Principal Owner since 2007. The team has won five World Series championships, most recently capturing the title in 1979. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Pittsburgh Pirates, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Pittsburgh Pirates, as reflected in the Pirates Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Pirates Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Pirates Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Pirates Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Pittsburgh Pirates are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Pittsburgh Pirates performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Pittsburgh Pirates announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Pirates Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

PIRATES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Pirates Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Pirates Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Pirates Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Pirates Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Pirates Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [              ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Pirates Index is static, generating no new data inputs. Futures linked to the Pirates Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Pittsburgh Pirates as reflected in the Pirates Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [      ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ San Diego Padres ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB San Diego Padres Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB San Diego Padres Index (the “Padres Index”), a non-investable index that is designed to measure the cumulative on-field performance of the San Diego Padres professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Padres Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Padres Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Padres Index or other Index-Related Investments.

About the Padres Index

The Padres Index is a rules-based benchmark designed to measure the cumulative athletic performance of the San Diego Padres over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Padres Index is administered and calculated by FutureSports (the “Index Provider”).

The Padres Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Padres Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Padres Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Padres Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Padres Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Padres Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Padres Index primarily through Index Futures Contracts but may also obtain exposure to the Padres Index through other Index-Related Investments. The Fund does not track or seek to replicate the Padres Index. In order to maintain its exposure to the Padres Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Padres Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Padres Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Padres Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Padres Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Padres Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [             ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the San Diego Padres

The San Diego Padres are a professional baseball team based in San Diego, California, competing in the National League West Division of Major League Baseball. During the 2025 season, the Padres finished second in the NL West, ranking 8th in wins, 18th in runs scored, 2nd in runs allowed, and 7th in run differential. The Padres were founded in 1969 as an expansion franchise. The team is currently owned by the Seidler family. The team has never won a World Series championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the San Diego Padres, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the San Diego Padres, as reflected in the Padres Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Padres Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Padres Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Padres Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the San Diego Padres are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved San Diego Padres performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the San Diego Padres announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Padres Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

PADRES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Padres Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Padres Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Padres Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Padres Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Padres Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [           ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Padres Index is static, generating no new data inputs. Futures linked to the Padres Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the San Diego Padres as reflected in the Padres Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [      ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ San Francisco Giants ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB San Francisco Giants Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB San Francisco Giants Index (the “Giants Index”), a non-investable index that is designed to measure the cumulative on-field performance of the San Francisco Giants professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Giants Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Giants Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Giants Index or other Index-Related Investments.

About the Giants Index

The Giants Index is a rules-based benchmark designed to measure the cumulative athletic performance of the San Francisco Giants over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Giants Index is administered and calculated by FutureSports (the “Index Provider”).

The Giants Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Giants Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Giants Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Giants Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Giants Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Giants Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Giants Index primarily through Index Futures Contracts but may also obtain exposure to the Giants Index through other Index-Related Investments. The Fund does not track or seek to replicate the Giants Index. In order to maintain its exposure to the Giants Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Giants Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Giants Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [            ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Giants Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Giants Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Giants Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the San Francisco Giants

The San Francisco Giants are a professional baseball team based in San Francisco, California, competing in the National League West Division of Major League Baseball. During the 2025 season, the Giants finished third in the NL West, ranking 16th in wins, 17th in runs scored, 14th in runs allowed, and 16th in run differential. The Giants were founded in 1883 in New York City before relocating to San Francisco in 1958. The team is currently owned by the San Francisco Baseball Associates L.P., with Greg Johnson serving as Chairman since 2023. The team has won eight World Series championships, most recently capturing three titles in a five-year span in 2010, 2012, and 2014. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the San Francisco Giants, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the San Francisco Giants, as reflected in the Giants Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Giants Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Giants Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Giants Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the San Francisco Giants are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved San Francisco Giants performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the San Francisco Giants announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Giants Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

GIANTS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Giants Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Giants Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Giants Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Giants Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Giants Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [               ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Giants Index is static, generating no new data inputs. Futures linked to the Giants Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the San Francisco Giants as reflected in the Giants Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [     ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Seattle Mariners ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Seattle Mariners Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Seattle Mariners Index (the “Mariners Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Seattle Mariners professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Mariners Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Mariners Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Mariners Index or other Index-Related Investments.

About the Mariners Index

The Mariners Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Seattle Mariners over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Mariners Index is administered and calculated by FutureSports (the “Index Provider”).

The Mariners Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Mariners Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Mariners Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Mariners Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Mariners Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Mariners Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Mariners Index primarily through Index Futures Contracts but may also obtain exposure to the Mariners Index through other Index-Related Investments. The Fund does not track or seek to replicate the Mariners Index. In order to maintain its exposure to the Mariners Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Mariners Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Mariners Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Mariners Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Mariners Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Mariners Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [         ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Seattle Mariners

The Seattle Mariners are a professional baseball team based in Seattle, Washington, competing in the American League West Division of Major League Baseball. During the 2025 season, the Mariners finished first in the AL West, ranking 7th in wins, 9th in runs scored, 17th in runs allowed, and 10th in run differential. The Mariners were founded in 1977 as an expansion franchise. The team is currently owned by the First Avenue Entertainment LLLP, with John Stanton serving as Chairman since 2016. The team has never won a World Series championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Seattle Mariners, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Seattle Mariners, as reflected in the Mariners Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Mariners Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Mariners Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Mariners Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Seattle Mariners are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Seattle Mariners performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Seattle Mariners announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Mariners Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

MARINERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Mariners Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Mariners Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Mariners Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Mariners Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Mariners Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [              ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Mariners Index is static, generating no new data inputs. Futures linked to the Mariners Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Seattle Mariners as reflected in the Mariners Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [      ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ St. Louis Cardinals ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB St. Louis Cardinals Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB St. Louis Cardinals Index (the “Cardinals Index”), a non-investable index that is designed to measure the cumulative on-field performance of the St. Louis Cardinals professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Cardinals Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Cardinals Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Cardinals Index or other Index-Related Investments.

About the Cardinals Index

The Cardinals Index is a rules-based benchmark designed to measure the cumulative athletic performance of the St. Louis Cardinals over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Cardinals Index is administered and calculated by FutureSports (the “Index Provider”).

The Cardinals Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Cardinals Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Cardinals Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Cardinals Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Cardinals Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Cardinals Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Cardinals Index primarily through Index Futures Contracts but may also obtain exposure to the Cardinals Index through other Index-Related Investments. The Fund does not track or seek to replicate the Cardinals Index. In order to maintain its exposure to the Cardinals Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Cardinals Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Cardinals Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [         ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Cardinals Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Cardinals Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Cardinals Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [         ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the St. Louis Cardinals

The St. Louis Cardinals are a professional baseball team based in St. Louis, Missouri, competing in the National League Central Division of Major League Baseball. During the 2025 season, the Cardinals finished fourth in the NL Central, ranking 20th in wins, 19th in runs scored, 22nd in runs allowed, and 22nd in run differential. The Cardinals were founded in 1882 as the St. Louis Browns and have operated continuously in St. Louis since. The team is currently owned by the DeWitt family, with Bill DeWitt Jr. serving as Chairman since 1996. The team has won eleven World Series championships, the second-most in MLB history, most recently capturing the title in 2011. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the St. Louis Cardinals, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the St. Louis Cardinals, as reflected in the Cardinals Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Cardinals Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Cardinals Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Cardinals Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the St. Louis Cardinals are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved St. Louis Cardinals performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the St. Louis Cardinals announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Cardinals Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

CARDINALS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Cardinals Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Cardinals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Cardinals Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Cardinals Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Cardinals Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [           ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Cardinals Index is static, generating no new data inputs. Futures linked to the Cardinals Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the St. Louis Cardinals as reflected in the Cardinals Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [      ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Tampa Bay Rays ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Tampa Bay Rays Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Tampa Bay Rays Index (the “Rays Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Tampa Bay Rays professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Rays Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Rays Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Rays Index or other Index-Related Investments.

About the Rays Index

The Rays Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Tampa Bay Rays over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Rays Index is administered and calculated by FutureSports (the “Index Provider”).

The Rays Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Rays Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Rays Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Rays Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Rays Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Rays Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Rays Index primarily through Index Futures Contracts but may also obtain exposure to the Rays Index through other Index-Related Investments. The Fund does not track or seek to replicate the Rays Index. In order to maintain its exposure to the Rays Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Rays Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Rays Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Rays Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Rays Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Rays Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [           ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Tampa Bay Rays

The Tampa Bay Rays are a professional baseball team based in St. Petersburg, Florida, competing in the American League East Division of Major League Baseball. During the 2025 season, the Rays finished fourth in the AL East, ranking 21st in wins, 15th in runs scored, 12th in runs allowed, and 14th in run differential. The Rays were founded in 1998 as the Tampa Bay Devil Rays before being renamed in 2008. The team is currently owned by Patrick Zalupski, who has served as Principal Owner since 2025. The team has never won a World Series championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Tampa Bay Rays, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Tampa Bay Rays, as reflected in the Rays Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Rays Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Rays Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Rays Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Tampa Bay Rays are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Tampa Bay Rays performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Tampa Bay Rays announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Rays Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

RAYS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Rays Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Rays Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Rays Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Rays Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Rays Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [              ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Rays Index is static, generating no new data inputs. Futures linked to the Rays Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Tampa Bay Rays as reflected in the Rays Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [     ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Texas Rangers ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Texas Rangers Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Texas Rangers Index (the “Rangers Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Texas Rangers professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Rangers Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Rangers Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Rangers Index or other Index-Related Investments.

About the Rangers Index

The Rangers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Texas Rangers over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Rangers Index is administered and calculated by FutureSports (the “Index Provider”).

The Rangers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Rangers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Rangers Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Rangers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Rangers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Rangers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Rangers Index primarily through Index Futures Contracts but may also obtain exposure to the Rangers Index through other Index-Related Investments. The Fund does not track or seek to replicate the Rangers Index. In order to maintain its exposure to the Rangers Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Rangers Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Rangers Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Rangers Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Rangers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Rangers Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [          ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Texas Rangers

The Texas Rangers are a professional baseball team based in Arlington, Texas, competing in the American League West Division of Major League Baseball. During the 2025 season, the Rangers finished third in the AL West, ranking 17th in wins, 22nd in runs scored, 1st in runs allowed, and 8th in run differential. The Rangers were founded in 1961 as the Washington Senators before relocating to Texas in 1972. The team is currently owned by Rangers Baseball Express, LLC. The team has won one World Series championship, capturing the title in 2023. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Texas Rangers, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Texas Rangers, as reflected in the Rangers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Rangers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Rangers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Rangers Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Texas Rangers are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Texas Rangers performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Texas Rangers announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Rangers Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

RANGERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Rangers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Rangers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Rangers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Rangers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Rangers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Rangers Index is static, generating no new data inputs. Futures linked to the Rangers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Texas Rangers as reflected in the Rangers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [      ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Toronto Blue Jays ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Toronto Blue Jays Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Toronto Blue Jays Index (the “Blue Jays Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Toronto Blue Jays professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Blue Jays Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Blue Jays Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Blue Jays Index or other Index-Related Investments.

About the Blue Jays Index

The Blue Jays Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Toronto Blue Jays over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Blue Jays Index is administered and calculated by FutureSports (the “Index Provider”).

The Blue Jays Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Blue Jays Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Blue Jays Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Blue Jays Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Blue Jays Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Blue Jays Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Blue Jays Index primarily through Index Futures Contracts but may also obtain exposure to the Blue Jays Index through other Index-Related Investments. The Fund does not track or seek to replicate the Blue Jays Index. In order to maintain its exposure to the Blue Jays Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Blue Jays Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Blue Jays Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [          ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Blue Jays Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Blue Jays Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Blue Jays Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [            ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Toronto Blue Jays

The Toronto Blue Jays are a professional baseball team based in Toronto, Ontario, Canada, competing in the American League East Division of Major League Baseball. During the 2025 season, the Blue Jays finished first in the AL East, ranking 3rd in wins, 3rd in runs scored, 19th in runs allowed, and 9th in run differential. The Blue Jays were founded in 1977 as an expansion franchise. The team is currently owned by Rogers Communications, with Edward Rogers serving as Chairman since 2021. The team has won two World Series championships, capturing back-to-back titles in 1992 and 1993. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Toronto Blue Jays, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Toronto Blue Jays, as reflected in the Blue Jays Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Blue Jays Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Blue Jays Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Blue Jays Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Toronto Blue Jays are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Toronto Blue Jays performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Toronto Blue Jays announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Blue Jays Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

BLUE JAYS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Blue Jays Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Blue Jays Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Blue Jays Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Blue Jays Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Blue Jays Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [              ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Blue Jays Index is static, generating no new data inputs. Futures linked to the Blue Jays Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Toronto Blue Jays as reflected in the Blue Jays Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [     ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports BaseballShares™ Washington Nationals ETF

Investment Objectives

The Fund seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI MLB Washington Nationals Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations As of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investments in futures contracts on the CME FSPI MLB Washington Nationals Index (the “Nationals Index”), a non-investable index that is designed to measure the cumulative on-field performance of the Washington Nationals professional baseball team over a single season. The Fund does not seek to invest directly in equity securities, and the Fund’s returns are expected to be driven by the performance of “Index-Related Investments” (as defined below) rather than the financial performance of any operating business.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the Nationals Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the Nationals Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the Nationals Index or other Index-Related Investments.

About the Nationals Index

The Nationals Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Washington Nationals over the course of each Major League Baseball (“MLB”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Nationals Index is administered and calculated by FutureSports (the “Index Provider”).

The Nationals Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month, or end of a season. Positive outcomes that increase the Index value include runs scored, singles, doubles, triples, home runs, stolen bases (with increased value for stealing home), walks, hit by pitch, grand slams, pitching strikeouts, double plays forced, defensive runners left on base, and triple plays. Negative outcomes that decrease the Index value include runs allowed, batting strikeouts, grounding into double plays, batters left on base, being caught stealing, hits allowed (with increasing negative values for singles, doubles, triples and home runs), walks allowed, hitting a batter, wild pitches, balks, and defensive errors. In addition, the Nationals Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, no hitters, perfect games, number of runs, hits, extra bases, bases stolen, strikeouts, and high- or low-scoring games), monthly milestones (such as most hits, runs scored, stolen bases, strikeouts, hits and runs allowed, and number of players that did not reach base in a game among all MLB teams during a calendar month in which more than 200 MLB games were played), seasonal milestones (such as most hits, runs scored, stolen bases, strikeouts and hits allowed, and most players that did not reach base in a game among all MLB teams during the regular season), and postseason milestones (including winning the World Series). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Nationals Index relies exclusively on official MLB statistical data. Accordingly, actions or events outside of actual games do not affect the Index’s value. The MLB does not participate in the governance or calculation of the Index.

The Nationals Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Nationals Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the World Series. The Nationals Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain exposure to the Nationals Index primarily through Index Futures Contracts but may also obtain exposure to the Nationals Index through other Index-Related Investments. The Fund does not track or seek to replicate the Nationals Index. In order to maintain its exposure to the Nationals Index, the Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Nationals Index value. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund expects to gain exposure to the Nationals Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, [         ] (the “Adviser”). The Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with the Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary.

In addition to its investments in Index-Related Investments, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Nationals Index does not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract (the final contract of the season), the Fund intends to roll into the April futures contract for the new season (the next available monthly contract after the offseason). Because the Fund anticipates holding from such April futures contract into the next season, the Fund will hold futures contracts during the offseason that reflect market expectations regarding the team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Nationals Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

The Fund’s use of futures contracts on the Nationals Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Fund’s investment adviser, [              ], is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Washington Nationals

The Washington Nationals are a professional baseball team based in Washington, D.C., competing in the National League East Division of Major League Baseball. During the 2025 season, the Nationals finished fifth in the NL East, ranking 28th in wins, 20th in runs scored, 29th in runs allowed, and 29th in run differential. The Nationals were founded in 1969 as the Montreal Expos before relocating to Washington, D.C. in 2005. The team is currently owned by the Lerner family, with Mark Lerner serving as Managing Principal Owner since 2018. The team has won one World Series championship, capturing the title in 2019. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Washington Nationals, the MLB, or any of their respective affiliates.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked solely to the performance of the Washington Nationals, as reflected in the Nationals Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. The Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because the Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the Nationals Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the Nationals Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the Nationals Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the Washington Nationals are scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved Washington Nationals performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the Washington Nationals announce the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. The Fund may utilize swap agreements to obtain exposure to the Nationals Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

NATIONALS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Nationals Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Nationals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Nationals Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Nationals Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Nationals Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [            ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Nationals Index is static, generating no new data inputs. Futures linked to the Nationals Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-field performance of the Washington Nationals as reflected in the Nationals Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in the Index and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [________] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [     ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Each Fund’s Principal Investment Strategies

Each Fund is a series of the Trust and is regulated as an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust. Each Fund is treated as a separate fund with its own investment objectives and policies. Each Fund is an actively managed ETF that seeks to provide capital appreciation and current income. Under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments.

For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the applicable Baseball Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the applicable Baseball Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the applicable Baseball Index or other Index-Related Investments.

Each of the policies described herein, including each Fund’s investment objective and 80% investment policy, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval upon 60 days’ written notice to shareholders. Unless otherwise stated, each Fund’s investment policies and limitations are applied at the time an investment is made. If a percentage limitation on investment is adhered to at the time of investment, a subsequent increase or decrease as a result of market movement or redemption will not trigger a violation of such investment limitation. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”). There can be no assurance that a Fund’s objective will be achieved.

Each Fund will obtain exposure to its applicable Baseball Index primarily through Index Futures Contracts but may also obtain exposure to the applicable Baseball Index through other Index-Related Investments. Each Fund does not track or seek to replicate the applicable Baseball Index. In order to maintain its exposure to the applicable Baseball Index, each Fund intends to exit its futures contracts as they near expiration and replace them with the next available monthly futures contract with a later expiration date. This is often referred to as “rolling” a futures contract. Each monthly Index Futures Contract has a settlement value equal to $10 multiplied by the Baseball Index value.

Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, a Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of a Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, a Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of a Fund.

Each Fund expects to gain exposure to its applicable Baseball Index by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Each Subsidiary is advised by the Fund’s investment adviser (the “Adviser”). Each Fund complies with the provisions of the 1940 Act governing investment policies on an aggregate basis with its Subsidiary. To comply with the asset diversification requirements applicable to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Code”), each Fund will limit its investments in its Subsidiary to 25% of the Fund’s total assets at or around each quarter end. Except as noted herein, references to a Fund’s investment strategies and risks include those of its Subsidiary.

In addition to its investments in Index-Related Investments, each Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. Each Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

Each Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price.

A Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

No Fund invests directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

During the MLB offseason, approximately November through March, the Baseball Indexes do not change because no games are played and no new statistical data is generated. Upon or near the expiration of the October futures contract, the final contract of the season, each Fund intends to roll into the April futures contract for the new season, the next available monthly contract after the offseason. Because each Fund anticipates holding its April futures contract into the next season, each Fund will hold futures contracts during the offseason that reflect market expectations regarding the applicable team’s anticipated performance approximately one month into the upcoming season. The price of these futures contracts may fluctuate during the offseason based on market participants’ views regarding the applicable team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the applicable Baseball Index remains static until games resume.

Each Fund is classified as “non-diversified” under the 1940 Act. Each Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Index-Related Investments.

Each Fund’s use of futures contracts on its applicable Baseball Index may cause the Fund to be classified as a “commodity pool” under the Commodity Exchange Act. As a result, the Adviser is expected to be registered as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). Each Fund will be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase a Fund’s operating expenses.

Additional Information Regarding the Baseball Indexes

Each Fund seeks to provide capital appreciation and current income by investing in Financial Instruments that reference its applicable Baseball Index. Each Baseball Index is a non-investable index that is designed to measure the cumulative on-field performance of the applicable MLB team. The correspondence between each Fund and its applicable Baseball Index is set forth below.

Fund / Baseball Index

Fund	Baseball Index
Alpha Sports BaseballShares™ Arizona Diamondbacks ETF	CME FSPI MLB Arizona Diamondbacks Index
Alpha Sports BaseballShares™ Atlanta Braves ETF	CME FSPI MLB Atlanta Braves Index
Alpha Sports BaseballShares™ Baltimore Orioles ETF	CME FSPI MLB Baltimore Orioles Index
Alpha Sports BaseballShares™ Boston Red Sox ETF	CME FSPI MLB Boston Red Sox Index
Alpha Sports BaseballShares™ Chicago Cubs ETF	CME FSPI MLB Chicago Cubs Index
Alpha Sports BaseballShares™ Chicago White Sox ETF	CME FSPI MLB Chicago White Sox Index
Alpha Sports BaseballShares™ Cincinnati Reds ETF	CME FSPI MLB Cincinnati Reds Index
Alpha Sports BaseballShares™ Cleveland Guardians ETF	CME FSPI MLB Cleveland Guardians Index
Alpha Sports BaseballShares™ Colorado Rockies ETF	CME FSPI MLB Colorado Rockies Index
Alpha Sports BaseballShares™ Detroit Tigers ETF	CME FSPI MLB Detroit Tigers Index
Alpha Sports BaseballShares™ Houston Astros ETF	CME FSPI MLB Houston Astros Index
Alpha Sports BaseballShares™ Kansas City Royals ETF	CME FSPI MLB Kansas City Royals Index
Alpha Sports BaseballShares™ Los Angeles Angels ETF	CME FSPI MLB Los Angeles Angels Index
Alpha Sports BaseballShares™ Los Angeles Dodgers ETF	CME FSPI MLB Los Angeles Dodgers Index
Alpha Sports BaseballShares™ Miami Marlins ETF	CME FSPI MLB Miami Marlins Index
Alpha Sports BaseballShares™ Milwaukee Brewers ETF	CME FSPI MLB Milwaukee Brewers Index
Alpha Sports BaseballShares™ Minnesota Twins ETF	CME FSPI MLB Minnesota Twins Index
Alpha Sports BaseballShares™ New York Mets ETF	CME FSPI MLB New York Mets Index
Alpha Sports BaseballShares™ New York Yankees ETF	CME FSPI MLB New York Yankees Index
Alpha Sports BaseballShares™ Athletics ETF	CME FSPI MLB Athletics Index
Alpha Sports BaseballShares™ Philadelphia Phillies ETF	CME FSPI MLB Philadelphia Phillies Index
Alpha Sports BaseballShares™ Pittsburgh Pirates ETF	CME FSPI MLB Pittsburgh Pirates Index
Alpha Sports BaseballShares™ San Diego Padres ETF	CME FSPI MLB San Diego Padres Index
Alpha Sports BaseballShares™ San Francisco Giants ETF	CME FSPI MLB San Francisco Giants Index
Alpha Sports BaseballShares™ Seattle Mariners ETF	CME FSPI MLB Seattle Mariners Index
Alpha Sports BaseballShares™ St. Louis Cardinals ETF	CME FSPI MLB St. Louis Cardinals Index
Alpha Sports BaseballShares™ Tampa Bay Rays ETF	CME FSPI MLB Tampa Bay Rays Index
Alpha Sports BaseballShares™ Texas Rangers ETF	CME FSPI MLB Texas Rangers Index
Alpha Sports BaseballShares™ Toronto Blue Jays ETF	CME FSPI MLB Toronto Blue Jays Index
Alpha Sports BaseballShares™ Washington Nationals ETF	CME FSPI MLB Washington Nationals Index

Index Methodology

Each Baseball Index is a rules-based benchmark designed to measure the cumulative athletic performance of the applicable MLB team over the course of each MLB season through the systematic aggregation of officially reported League performance statistics. Each Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. Each Baseball Index is administered and calculated by FutureSports (the “Index Provider”). MLB serves only as the official source of underlying performance data used in the Indexes and does not participate in index determination, calculation, methodology governance, or decision-making. Additionally, MLB does not sponsor, endorse, or administer the Indexes and has no responsibility or liability for the Indexes or any financial product that references them.

Index inputs, referred to as “Constituents,” are specific quantifiable performance measures reported in official MLB data that contribute to the Index value. Constituents are categorized into two principal types: Statistical Constituents, which encapsulate performance metrics based on specific outcomes during a single game, and Milestone Constituents, which encapsulate performance metrics based on threshold levels or unique events achieved during a game, calendar month, or season. Each Constituent is assigned a fixed multiplier value that determines its impact on the Index level. Positive multipliers are assigned to achievements or beneficial actions that increase the Index value, while negative multipliers are assigned to setbacks or adverse outcomes that decrease the Index value.

Statistical Constituents. Statistical Constituents encompass quantifiable in-game actions with multiplier values derived through scarcity analysis, historical event occurrence frequency, and correlation studies. Positive Statistical Constituents that increase the Index value include: Runs Scored (+10 points each), Singles (+2 points each), Doubles (+4 points each), Triples (+6 points each), Home Runs (+8 points each), Stolen Bases (+3 points each, with Stealing Home receiving an additional +5 points), Walks (+1.5 points each), Hit by Pitch (+1.5 points each), Grand Slams (+12 points each), Pitching Strikeouts (+2 points each), Double Plays Forced (+3 points each), Defensive Runners Left on Base (+0.5 points each), and Triple Plays (+25 points each). Negative Statistical Constituents that decrease the Index value include: Runs Allowed (-10 points each), Batting Strikeouts (-1.5 points each), Grounding into Double Plays (-3 points each), Batters Left on Base (-0.5 points each), Caught Stealing (-3 points each), Singles Allowed (-2 points each), Doubles Allowed (-4 points each), Triples Allowed (-6 points each), Home Runs Allowed (-8 points each), Walks Allowed (-1.5 points each), Hitting a Batter (-1.5 points each), Wild Pitches (-2 points each), Balks (-2 points each), and Defensive Errors (-3 points each).

Milestone Constituents. Milestone Constituents reward or penalize threshold-based performance achievements. Game-level milestones (applied at completion of a game) include: Shutouts (+50 points), Opponent Shutouts (-50 points), No-Hitters (+100 points), Perfect Games (+150 points), Game Clinching RBI (+30 points), Wins (+10 points), and Losses (-10 points). Scoring scale milestones include: 10+ Runs Scored (+35 points), exactly 8 or 9 Runs Scored (+20 points), exactly 1 Run Scored (-20 points), Shutout Loss (0 Runs Scored, -35 points), 10+ Runs Allowed (-35 points), exactly 8 or 9 Runs Allowed (-20 points), and exactly 1 Run Allowed (+20 points). Hit scale milestones include: 15+ Hits (+25 points), 3 or Fewer Hits (-15 points), 15+ Hits Allowed (-25 points), and 3 or Fewer Hits Allowed (+15 points). Extra base milestones include: 8+ Extra Base Hits (+20 points) and 0 Extra Base Hits (-10 points). Stolen base milestones include: 4+ Stolen Bases (+15 points). Strikeout milestones include: 12+ Pitching Strikeouts (+20 points) and 12+ Batting Strikeouts (-20 points). High- and low-scoring game milestones include: Combined Score of 20+ Runs (+10 points) and Combined Score of 2 or Fewer Runs (-10 points).

Monthly milestones (applied only if at least 200 MLB regular season games occurred League-wide during that calendar month) include: Monthly Most Hits (+125 points), Monthly Most Runs Scored (+125 points), Monthly Most Stolen Bases (+125 points), Monthly Most Pitching Strikeouts (+125 points), Monthly Fewest Hits Allowed (+125 points), Monthly Fewest Runs Allowed (+125 points), Monthly Most Hits Allowed (-125 points), Monthly Most Runs Allowed (-125 points), and Monthly Most Players That Did Not Reach Base in a Game (-125 points). Seasonal milestones (applied at the end of the regular season) include: Season Most Hits (+250 points), Season Most Runs Scored (+250 points), Season Most Stolen Bases (+250 points), Season Most Pitching Strikeouts (+250 points), Season Fewest Hits Allowed (+250 points), Season Fewest Runs Allowed (+250 points), Best Regular Season Record (+250 points), Season Most Hits Allowed (-250 points), Season Most Runs Allowed (-250 points), Season Most Players That Did Not Reach Base in a Game (-250 points), and Worst Regular Season Record (-250 points). Postseason milestones include: World Series Winner (+750 points before seasonal adjustment). In the event of a tie for any monthly or seasonal milestone, the milestone is awarded in full to all teams tied for that position.

Seasonal Adjustment Factor. All Statistical and Milestone Constituents applied during or at the completion of a game are subject to a Seasonal Adjustment Factor (“SAF”) of 1.0 for regular season games and 1.5 for postseason games. For example, the World Series Winner milestone of +750 points is multiplied by the 1.5 postseason SAF, resulting in a total of 1,125 points. Monthly and Seasonal Milestone Constituents are determined from regular season games only and are applied with a SAF of 1.0.

Base Level and Annual Reset. Each Baseball Index begins each season at a standardized base value of 7,500. The Index resets to its 7,500 base on the Calculation Day falling 32 calendar days after the last game of the World Series. Annual resetting establishes a consistent starting point for each season, supports clear performance comparisons across teams and seasons, and prevents unbounded cumulative drift in Index values that would otherwise occur across multiple seasons. The reset level for each Index is first published on that Calculation Day.

Official Index Close and Intraday Movement. Each Baseball Index adjusts in response to officially reported statistics from each game, including intra-game movement during live play. The official Index Close for each Calculation Day is published at 9:00 AM Central Time (CT) on the following Calculation Day (T+1) based on final verified league data marked as official strictly prior to publication. This published level represents the official Index Close for the preceding Calculation Day and is used for settlement and reference purposes.

Negative Values. No Baseball Index is subject to a lower bound and each may take negative values during a season where cumulative negative Constituent contributions exceed cumulative positive contributions and the prevailing Index level. Negative values are not subject to any special treatment, floor mechanism, or interim adjustment, and the Index will continue to be calculated and published in accordance with the methodology.

Postponed or Suspended Games. If a game is postponed or cancelled before play begins and is subsequently played at a later date, all Constituent values are attributed based on the new game start date. If a game begins and is suspended before it is scored as official, all Constituent values are attributed based on the date on which the game is subsequently resumed or replayed. Where play resumes from the point of suspension, all Constituent values accrued from the beginning of that game carry over to the resumption date. Constituent values are calculated exclusively from the official statistics reported by MLB for the game as ultimately scored official, are counted only once, and are incorporated into the first official Index Close published after the game is scored as official.

Data Sources and Exclusive Reliance. Each Baseball Index relies exclusively on official MLB statistical data. FutureSports uses official League data exclusively for Index calculations and does not maintain secondary or alternate data sources. If official League data is unavailable, incomplete, or demonstrably unreliable for a given calculation period, the affected Constituent values are not incorporated into the Index for that period. Once the affected official League data becomes available and is verified, the related Constituent values are incorporated into subsequent Index calculations on a forward basis. Previously published official Index Close values are not restated except in accordance with the Index Provider’s error management procedures. Accordingly, actions or events outside of actual game play by the applicable MLB team do not affect the Index’s value.

Multiplier Governance. Multiplier values assigned to Statistical and Milestone Constituents are established using historical League data, remain fixed between scheduled reviews, are not adjusted on a discretionary or ad hoc basis, are not modified intra-season, and are not optimized to influence short-term Index behavior. The Index Provider periodically reviews Constituent definitions and multiplier values as part of its Comprehensive Index Review process to assess continued appropriateness, stability, and representativeness. Any modification to multiplier values that is reasonably expected to affect Index behavior, volatility, or historical continuity is classified as a material methodology change and is implemented in accordance with formal methodology change procedures.

Index Provider

FutureSports is an independent index administrator headquartered in Chicago, Illinois. Under development since 2022, FutureSports launched in 2026 with a proprietary methodology for measuring on-field and on-court athletic performance. FutureSports transforms live play-by-play data into rules-based benchmark financial indexes designed to serve the same benchmarking function as leading equity, commodity, and fixed income indexes.

FutureSports administers the Baseball Indexes independently, in alignment with the IOSCO Principles for Financial Benchmarks, and is supported by published governance, oversight, and methodology change procedures.

FutureSports is the sole entity responsible for determination, calculation, and governance of the Baseball Indexes. MLB has established layered monitoring and protections related to the integrity of the statistical data used in the Baseball Indexes. MLB is the official data source for the Baseball Indexes but does not participate in index determination or governance.

Disclaimers

[TO BE PROVIDED]

Additional Information Regarding the MLB

Major League Baseball (“MLB”) is a professional men’s baseball league consisting of 30 teams organized into two leagues: the American League and the National League. Each league is further divided into three divisions: East, Central, and West. MLB was founded in 1903 as the combined American League and National League structure.

Each MLB team plays 162 regular-season games during a season that typically spans from late March through early October. Standings are based principally on each team’s win-loss record and winning percentage. Following the regular season, qualifying teams participate in the postseason, which includes the Wild Card Series, Division Series, Championship Series, and World Series. The World Series is MLB’s championship series and is played in a best-of-seven format.

Neither the Funds, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by MLB or any MLB team. The MLB name and logos are trademarks of Major League Baseball. All MLB team names, logos, and marks referred to herein are the property of their respective owners and are used herein for identification purposes only.

Additional Risks of Investing in the Funds

There can be no assurance that the Funds will meet their stated objectives. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below. Each risk summarized below is considered a principal risk of investing in the Funds, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

ACTIVE MANAGEMENT RISK. The Funds are actively managed and their performance reflects investment decisions that the Adviser makes for a Fund. In managing a Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about a Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by a Fund fail to produce the intended results, a Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. Each Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Funds currently expect to effect a significant portion of their creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, a Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to a Fund’s NAV. Furthermore, a Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine a Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, a Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. Each Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to each Fund, and each Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on a Fund and may limit a Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect a Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. Each Fund’s investment strategy is linked solely to the performance of a single MLB team, as reflected in its applicable Baseball Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair a Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. Each Fund’s strategy of investing in Index Futures Contracts and rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango,” rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying Index level remains unchanged. Conversely, if the market is in “backwardation,” rolling may benefit a Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on a Fund’s performance over time. Because a Fund rolls its futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-field performance, that would have positively affected the applicable Baseball Index during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive Index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. Each Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through hacking or malicious software coding, but may also result from outside attacks such as denial-of-service attacks. Cyber security breaches of issuers of securities in which a Fund invests or a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject a Fund to many of the same risks associated with direct cyber security breaches. Although the Funds have established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

DEBT SECURITIES RISK. The Funds will invest in various types of debt securities, which may be used as collateral for a Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. During periods of falling interest rates, the income received by a Fund may decline. Debt securities generally do not trade on a securities exchange, making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from an underlying reference asset or assets, such as securities, funds, interest rates, or indexes. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including market, imperfect correlation, higher price volatility, availability, counterparty, liquidity, valuation, and legal risks. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may result in larger losses or smaller gains than direct investments. Because derivatives often require only a limited initial investment, their use may expose a Fund to losses in excess of the amounts initially invested.

Futures Contracts. Futures contracts may not correlate perfectly with the applicable Baseball Index. Margin requirements may compel a Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering a Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though a Baseball Index is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. For example, if a star player on an opposing team suffers an injury and the applicable MLB team is scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved team performance. Similarly, if a team announces the signing of a highly regarded free agent or the return of an injured player, speculators may bid up the price in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, an event expected to affect on-field performance only after a contract expires may not meaningfully affect the current contract. This activity may cause Index Futures Contracts to deviate from their expected settlement value and may increase volatility in a Fund’s NAV. Investors should consider the expiration dates of a Fund’s futures contracts because the composition of its holdings may change at any time and without notice.

Swap Agreements Risk. A Fund may use swap agreements to gain exposure to its applicable Baseball Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit, counterparty, liquidity, pricing, valuation, and imperfect-correlation risks. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated or if a counterparty defaults. Many swaps trade over-the-counter and may be considered illiquid, and it may not be possible for a Fund to liquidate a swap position at an advantageous time or price.

Options. A Fund may invest in exchange-traded options on the applicable Baseball Index or on shares of Other Investment Companies. Options involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying asset. A Fund may lose the entire premium paid for an option if it expires worthless, and the option may not move in tandem with the value of the underlying reference asset.

BASEBALL INDEX RISK. Each Baseball Index is a newly created index with no operating history. There can be no assurance that the methodology used to construct a Baseball Index will result in a benchmark that accurately reflects the on-field performance of the applicable MLB team or that Index Futures Contracts will develop sufficient liquidity over time. Each Baseball Index has been constructed by FutureSports using a proprietary methodology, and there can be no assurance that the methodology will prove effective or that the Index will operate as expected under all market conditions. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the applicable Fund and its shareholders. If FutureSports were to experience operational failures, cease operations, lose its data feed from MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value. MLB is the sole data source for the underlying statistics but does not participate in index governance. If MLB were to report incorrect statistics, delay reporting, or discontinue providing data to FutureSports, settlement prices could be based on erroneous or incomplete data.

GAMING AND STATE REGULATORY LITIGATION RISK. Sports performance-linked financial products may be subject to legal challenges or regulatory scrutiny under state gambling or gaming laws. Certain state regulators or private litigants may assert that instruments linked to athletic outcomes constitute impermissible wagering contracts. Although the Funds are registered investment companies, there can be no assurance that such challenges will not adversely affect a Fund’s ability to operate or invest in Index-Related Investments.

HIGH PORTFOLIO TURNOVER RISK. Each Fund may engage in active and frequent trading of portfolio investments to achieve its investment objective. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses and reduce a Fund’s performance. Frequent trading may also cause adverse tax consequences for investors in a Fund due to an increase in short-term capital gains.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Market participants may possess or obtain non-public information about MLB team operations, player health, roster decisions, contract negotiations, or other factors that could influence the expected performance of a Baseball Index. Although each Baseball Index relies exclusively on officially reported statistics, the market for Index Futures Contracts may be affected by informational advantages held by certain participants.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. The market for Index Futures Contracts may have limited depth and capacity, particularly in the early stages of trading. Large orders placed by a Fund or other market participants could have a disproportionate impact on the price of Index Futures Contracts, and a Fund may not be able to establish or liquidate positions at favorable prices. Significant growth in a Fund’s assets could make it increasingly difficult to transact without materially affecting market prices.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of a Fund’s investments depends in part on the integrity of MLB competition. Any actual or perceived compromise of competitive integrity, including match-fixing, umpire bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of MLB games, halting the generation of new statistical data upon which the Baseball Indexes depend. A protracted work stoppage could prevent a Fund from generating meaningful returns and could harm liquidity in Index Futures Contracts.

LIQUIDITY RISK. Some investments held by the Funds, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by events including an economic crisis, natural disasters, epidemics or pandemics, new legislation, or regulatory changes inside or outside the United States. Illiquid investments may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid investment at an unfavorable time or price, the Fund may be adversely impacted. Market illiquidity may cause losses for the Funds.

MARKET MAKER RISK. Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio investments and the Fund Share price. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and in greater than normal intraday bid-ask spreads.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Fund Shares and the Funds’ investments are subject to market fluctuations caused by real or perceived adverse economic, political, regulatory, or market developments, changes in interest rates, and perceived trends in securities prices. Local, regional, or global events such as war, terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, sanctions, infectious diseases, recessions, natural disasters, or other events could have a significant negative impact on the Funds and their investments. Such circumstances could affect the value and liquidity of Fund Shares, increase market volatility, widen bid-ask spreads, and increase premiums or discounts to NAV.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and changes in the credit ratings of the investments. If a significant amount of a Fund’s assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible to lose money by investing in a money market fund.

NEW FUND RISK. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [                         ] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve a Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. A Fund may invest a relatively high percentage of its assets in a limited number of issuers and may therefore be more susceptible to a single adverse economic or regulatory occurrence, experience increased volatility, and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The MLB season follows a fixed calendar, generally spanning late March through October. During the offseason, no games are played and the Baseball Indexes are static, generating no new data inputs. Futures linked to the Baseball Indexes may exhibit minimal price movement or unpredictable behavior during this period, yet the Funds continue to incur operating expenses. The seasonal nature of professional baseball may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. Each Fund is subject to risks arising from operational factors, including human error, processing and communication errors, errors of service providers, counterparties or other third parties, failed or inadequate processes, and technology or systems failures. The Funds rely on third parties for a range of services, including custody. Although the Funds and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to a Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of a Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending a Fund, or exclude a Fund from model portfolios. These restrictions could limit a Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, a Fund may be unable to achieve sufficient scale, which could increase its expense ratio and impair its ability to operate effectively.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate a Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand or market volatility. This risk is heightened during periods of steep market declines and limited trading activity, when premiums or discounts may be significant. An investor who purchases Fund Shares at a premium or sells at a discount may sustain losses in addition to losses caused by a decrease in NAV.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. A Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-FIELD RESULTS RISK. An investment in a Fund is inherently speculative because each Fund’s returns are tied to the on-field performance of the applicable MLB team as reflected in its Baseball Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect a Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in a Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional baseball competition.

SUBSIDIARY REGULATORY INVESTMENT RISK. Changes in the laws of the United States or the Cayman Islands could result in the inability of a Fund to operate as intended and could negatively affect a Fund and its shareholders. Each Subsidiary is not registered under the 1940 Act and is not subject to all investor protections of the 1940 Act.

TRADING HOURS AND SPORTING EVENT TIMING RISK. MLB games are played both during standard business hours while futures markets and securities exchanges are generally open, and during evenings and on weekends while futures markets and securities exchanges are generally closed. Significant game results reported during standard business hours may cause extreme volatility in an Index, and significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. A Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations, including when an asset does not trade on a centralized exchange or during market turmoil or reduced liquidity. The value established for a portfolio holding may differ from the value produced using another methodology or from a later market quotation. Fair-valued assets may fluctuate more than assets priced using market quotations. A Fund may not be able to sell or close out a position for the value established for it and could incur a loss because a position is sold or closed out at a discount. Valuation may also be affected by technological issues or errors by pricing services or other third-party providers.

Non-Principal Risks

AFFILIATED FUND RISK. In managing the Funds, the Adviser may select affiliated funds for investment. The Adviser may be subject to potential conflicts of interest in selecting affiliated funds because the fees paid to the Adviser by affiliated funds may be higher than the fees charged by other funds. The Adviser may also have an incentive to invest in affiliated funds to enhance their appeal to other investors, improve liquidity and trading, or support their investment strategies. These conflicts could result in a Fund investing in an affiliated fund instead of a comparable unaffiliated alternative. The Adviser remains a fiduciary to each Fund and is legally obligated to act in each Fund’s best interest.

BORROWING AND LEVERAGE RISK. If a Fund borrows money, it must pay interest and other fees, which may reduce the Fund’s returns. Any borrowings are intended to be temporary, but under certain market conditions they might be outstanding for longer periods. As prescribed by the 1940 Act, each Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following that borrowing and at all times thereafter. A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce its asset coverage below the prescribed amount.

LEGISLATION/LITIGATION RISK. From time to time, legislative initiatives may be proposed in the United States and abroad that could negatively affect sports performance-linked financial instruments in which the Funds invest or MLB. Litigation regarding the classification of sports-linked derivatives, the applicability of state gaming laws, or the regulatory treatment of commodity pools could negatively impact the value of a Fund’s investments. There can be no assurance that future legislation or litigation will not have a material adverse effect on the Funds.

ETF RISK. A Fund may invest in shares of ETFs for cash-management purposes. A Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by those ETFs, as well as structural risks faced by an investor purchasing ETF shares, including absence of an active market risk, premium/discount risk, and trading issues risk.

Special Tax Risk

Each Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. To qualify as a RIC, each Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income, including gains from options, futures, or forward contracts, derived with respect to its business of investing in such securities or currencies (the “90% gross income test”); (b) satisfy certain asset diversification requirements at the end of each quarter of its taxable year; and (c) distribute at least 90% of its investment company taxable income for each taxable year. If a Fund fails to qualify as a RIC, it would be subject to federal income tax at regular corporate rates on its taxable income, including net capital gains, even if that income were distributed to shareholders.

Section 1256 Contracts. Certain futures contracts held by a Fund or its Subsidiary that qualify as “regulated futures contracts” or “Section 1256 contracts” under Section 1256 of the Code are required to be marked to market for federal income tax purposes at the end of each taxable year. Any gain or loss recognized on actual or deemed sales of those contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, regardless of the actual holding period. These mark-to-market rules may cause a Fund to recognize gains and distribute those gains before the Fund has actually sold or closed out the positions.

Controlled Foreign Corporation / Subsidiary. Each Subsidiary is a “controlled foreign corporation” (“CFC”) under the Code, and the applicable Fund is the sole shareholder of its Subsidiary. Certain income of each Subsidiary, including gains from commodity-linked investments, is “Subpart F income” that must be included in the Fund’s gross income whether or not actually distributed by the Subsidiary. That income inclusion should constitute qualifying income for purposes of the 90% gross income test. Each Fund’s investment in its Subsidiary is limited to 25% of total assets at each quarter end to satisfy the asset diversification requirements for RIC qualification.

Straddle Rules. If a Fund holds positions in related instruments that could constitute “straddles” under Section 1092 of the Code, the straddle rules may require the Fund to defer recognition of losses to the extent of unrecognized gains in offsetting positions. The straddle rules may also convert what would otherwise be short-term capital losses into long-term capital losses and may suspend the running of the holding period for a Fund’s positions.

Tax Treatment of Sports-Linked Instruments. The federal income tax treatment of sports performance-linked financial instruments, including Index Futures Contracts, is a developing area of law. There can be no assurance that the Internal Revenue Service will agree with a Fund’s tax characterization of its investments or that current tax law will not change in a manner that adversely affects a Fund or its shareholders. Investors should consult their own tax advisers regarding the tax consequences of investing in a Fund.

Management of the Funds

The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, distributor, custodian, fund administrator, and fund accountant.

Investment Adviser

[                        ] (the “Adviser”) is the investment adviser for each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023.

Under the investment management agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Management Agreement”), the Adviser oversees the investment of each Fund’s assets. The Adviser also: (i) furnishes each Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with the daily management of each Fund’s assets, subject to the authority of the Board.

For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, at the rate specified below:

Fund	Management Fee
Alpha Sports BaseballShares™ Arizona Diamondbacks ETF	[_____]%
Alpha Sports BaseballShares™ Atlanta Braves ETF	[_____]%
Alpha Sports BaseballShares™ Baltimore Orioles ETF	[_____]%
Alpha Sports BaseballShares™ Boston Red Sox ETF	[_____]%
Alpha Sports BaseballShares™ Chicago Cubs ETF	[_____]%
Alpha Sports BaseballShares™ Chicago White Sox ETF	[_____]%
Alpha Sports BaseballShares™ Cincinnati Reds ETF	[_____]%
Alpha Sports BaseballShares™ Cleveland Guardians ETF	[_____]%
Alpha Sports BaseballShares™ Colorado Rockies ETF	[_____]%
Alpha Sports BaseballShares™ Detroit Tigers ETF	[_____]%
Alpha Sports BaseballShares™ Houston Astros ETF	[_____]%
Alpha Sports BaseballShares™ Kansas City Royals ETF	[_____]%
Alpha Sports BaseballShares™ Los Angeles Angels ETF	[_____]%
Alpha Sports BaseballShares™ Los Angeles Dodgers ETF	[_____]%
Alpha Sports BaseballShares™ Miami Marlins ETF	[_____]%
Alpha Sports BaseballShares™ Milwaukee Brewers ETF	[_____]%
Alpha Sports BaseballShares™ Minnesota Twins ETF	[_____]%
Alpha Sports BaseballShares™ New York Mets ETF	[_____]%
Alpha Sports BaseballShares™ New York Yankees ETF	[_____]%
Alpha Sports BaseballShares™ Athletics ETF	[_____]%
Alpha Sports BaseballShares™ Philadelphia Phillies ETF	[_____]%
Alpha Sports BaseballShares™ Pittsburgh Pirates ETF	[_____]%
Alpha Sports BaseballShares™ San Diego Padres ETF	[_____]%
Alpha Sports BaseballShares™ San Francisco Giants ETF	[_____]%
Alpha Sports BaseballShares™ Seattle Mariners ETF	[_____]%
Alpha Sports BaseballShares™ St. Louis Cardinals ETF	[_____]%
Alpha Sports BaseballShares™ Tampa Bay Rays ETF	[_____]%
Alpha Sports BaseballShares™ Texas Rangers ETF	[_____]%
Alpha Sports BaseballShares™ Toronto Blue Jays ETF	[_____]%
Alpha Sports BaseballShares™ Washington Nationals ETF	[_____]%

Under the Investment Management Agreement, the Adviser is responsible for paying all expenses of each Fund, excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, including any net account or similar fees charged by futures commission merchants, distribution and service fees payable pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, if any, and extraordinary expenses.

Each Fund may invest in affiliated ETFs that are managed by the Adviser. Accordingly, the Adviser and its affiliates may receive certain “fall-out benefits” in connection with the implementation of a Fund’s investment strategies. The Adviser and its affiliates may receive additional compensation, including advisory fees, from those affiliated ETFs.

The indirect portion of the advisory fees that a Fund incurs through such investments is in addition to the management fee payable to the Adviser by a Fund and is not subject to any offset, reduction, or waiver.

Portfolio Managers

[________]. [portfolio manager names and biographies.]

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

Manager of Managers Structure

The Funds and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or the Adviser.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI. Complete holdings are published on the Funds’ website on a daily basis. Please visit the Funds’ website at [               ]. In addition, the Funds’ complete holdings, as of the dates of such reports, will be available in reports on Form N-PORT and Form N-CSR filed with the SEC.

How to Buy and Sell Shares

Most investors will buy and sell Fund Shares through broker-dealers at market prices. Fund Shares are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Fund Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.

When buying or selling shares through a broker, investors will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and offered price in the secondary market on each leg of a round-trip transaction.

The NAV of Fund Shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of each Fund’s Shares is determined by dividing the total value of each Fund’s portfolio investments and other assets, less any liabilities, by the total number of Fund Shares outstanding of the Fund.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in those instruments. Fair value pricing is used by a Fund when market quotations are not readily available or are deemed unreliable or inaccurate, including when there is a thin market or a significant event occurs after the market closes but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same investments.

APs may acquire Fund Shares directly from each Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of at least 10,000 Fund Shares. Purchases and redemptions directly with a Fund must follow the applicable Fund’s procedures, which are described in the SAI.

Under normal circumstances, each Fund will pay redemption proceeds to a redeeming AP within one (1) day after the AP’s redemption request is received, in accordance with the process set forth in the SAI and the agreement between the AP and the Distributor. However, a Fund reserves the right, including under stressed market conditions, to take up to seven (7) days after receipt of a redemption request to pay an AP, as permitted by the 1940 Act.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Fund Shares and is recognized as the owner of all Fund Shares for all purposes. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares, and investors must rely on DTC and its participants to exercise rights as owners of Fund Shares.

Frequent Purchases and Redemptions of Fund Shares

Fund Shares can only be purchased and redeemed directly from each Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because secondary-market trades do not directly involve a Fund, they are unlikely to cause the harmful effects of market timing, including dilution, disruption of portfolio management, increased trading costs, or realization of capital gains. Direct trades by APs are critical to ensuring that Fund Shares trade at or close to NAV. Each Fund also employs fair-value pricing to minimize potential dilution from market timing. Transaction fees on purchases and redemptions cover custodial and other trading costs and increase if an investor substitutes cash in part or in whole for securities. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Fund Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds will distribute their net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No Dividend Reinvestment Service

No dividend reinvestment service is provided by each Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund. Beneficial owners should contact their broker to determine availability and costs. If the service is available and used, dividend distributions of income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market. Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through which an investor purchased shares makes that option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. Tax laws and interpretations change frequently, and these summaries do not describe all tax consequences to all taxpayers. These summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or another investor with special circumstances, and they do not describe state, local, or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with conclusions set forth in this section, and counsel may not have reviewed the federal income tax treatment of the assets to be included in the Funds. As with any investment, investors should seek advice based on their individual circumstances from their own tax adviser.

Fund Status

Each Fund intends to continue to qualify as a regulated investment company under the federal tax laws. If a Fund qualifies as a RIC and distributes its income as required by tax law, the Fund generally will not pay federal income taxes on the distributed income.

Distributions

Fund distributions are generally taxable. After the end of each year, shareholders will receive a tax statement that separates distributions of the Funds into ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at ordinary income rates, although certain ordinary income distributions may be taxed at capital gains rates. Generally, shareholders will treat all capital gain dividends as long-term capital gains regardless of how long shares have been held. The Funds may make distributions that represent a return of capital for tax purposes and may reduce a shareholder’s tax basis in shares. The tax status of distributions is not affected by whether distributions are reinvested or received in cash, and tax laws may require distributions made in January to be treated as received on December 31 of the prior year. Income from the Funds may also be subject to the 3.8% Medicare tax.

Dividends Received Deduction

A corporation that owns Fund Shares generally will not be entitled to the dividends-received deduction for many dividends received from the Funds because that deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends attributable to qualifying dividends received by a Fund from certain corporations may be reported as eligible for the deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends

If an investor is an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20%, with lower rates for taxpayers below applicable thresholds. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and short-term if the holding period is one year or less. Capital gains may also be subject to the Medicare tax. Ordinary income dividends received from a regulated investment company may be taxed at capital gains rates if applicable holding-period requirements are satisfied and the dividends are attributable to qualifying dividends received by the Fund. Each Fund will notify shareholders of distributions eligible for capital gains rates.

Sale of Shares

If a shareholder sells or redeems shares, the shareholder will generally recognize a taxable gain or loss equal to the amount received minus the shareholder’s tax basis in the shares. Tax basis generally equals the cost of the shares, including sales charges, subject to required adjustments. A capital gain dividend may affect the characterization of a loss on shares sold after a short holding period.

Taxes on Purchase and Redemption of Creation Units

If an AP exchanges securities for Creation Units, the AP will generally recognize a gain or loss equal to the difference between the market value of the Creation Units and the aggregate basis in the securities surrendered and cash paid. If an AP exchanges Creation Units for securities, the AP will generally recognize a gain or loss equal to the difference between the basis in the Creation Units and the aggregate market value of the securities received and cash redemption amount. The Internal Revenue Service may assert that losses are not currently deductible under wash-sale rules or because there has been no significant change in economic position.

Treatment of Fund Expenses

Expenses incurred and deducted by each Fund will generally not be treated as income taxable to shareholders.

Non-U.S. Tax Credit

If a Fund invests in non-U.S. securities, a shareholder’s tax statement may include an item showing non-U.S. taxes the Fund paid to other countries. Dividends taxed to shareholders will include their share of taxes paid by the Fund, and shareholders may be able to deduct or receive a tax credit for those taxes.

Non-U.S. Investors

Non-U.S. investors should be aware that, subject to applicable tax treaties, distributions from a Fund generally will be characterized as dividends for federal income tax purposes, other than dividends properly reported as capital gain dividends, and may be subject to U.S. federal income taxes and withholding. Capital gain dividends and certain interest-related or short-term capital gain dividends may be exempt from withholding if a Fund makes required elections and other conditions are met. Distributions may also be subject to 30% withholding for certain non-U.S. financial institutions and other entities that do not provide required certifications and ownership information.

Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in a passive foreign investment company (“PFIC”), the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to that interest, even if income or gain is timely distributed to shareholders. The Fund may be able to make an election that could ameliorate these consequences, but the election may require the Fund to recognize income in advance of distributions or dispositions. Dividends paid by PFICs are not treated as qualified dividend income.

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 plan, each Fund is authorized to pay up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate APs and securities dealers for distribution assistance, broker-dealer and shareholder support, and educational and promotional services.

The Funds do not and have no current intention of paying 12b-1 fees. However, if 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time they will increase the cost of investment and may cost investors more than certain other types of sales charges.

Net Asset Value

The NAV of each Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading. The NAV of each Fund is calculated by dividing the value of the net assets of the Fund, meaning total assets less liabilities, by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures under which it has designated the Adviser to determine fair value when market prices are not readily available or are deemed unreliable. Such circumstances may arise when a security is de-listed or trading is halted, a pricing source is unavailable, a primary trading market is closed during regular market hours, or a material event affects value after a market closes but before the NAV calculation. Fair value determinations are made in good faith using relevant information, including issuer information, recent trades or offers, general market conditions, and the circumstances requiring fair valuation. The Adviser’s fair value may differ from a later market quotation, and a Fund may not be able to sell an investment at its assigned fair value.

Fund Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as administrator, transfer agent, and fund accountant for the Trust. U.S. Bank National Association serves as custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

[                      ], [             address              ], serves as the independent registered public accounting firm for the Funds and is responsible for auditing their annual financial statements.

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, a “distribution” may occur at any point. Broker-dealers and other persons are cautioned that activities on their part may, depending on the circumstances, cause them to be deemed participants in a distribution, statutory underwriters, and subject to prospectus delivery requirements and liability provisions of the Securities Act.

A broker-dealer or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares, and sells the shares directly to customers, or if it couples Creation Units with an active selling effort involving solicitation of secondary-market demand. Dealers who are not underwriters but effect transactions in Fund Shares are generally required to deliver a prospectus because the Section 4(a)(3) exemption is unavailable under Section 24(d) of the 1940 Act. Rule 153 may provide a prospectus delivery mechanism for transactions on a national exchange, but dealers should consider all applicable delivery obligations.

Premium/Discount Information

When available, information regarding how often shares of each Fund traded on the Exchange at a premium or discount to NAV will be available at [                 ].

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. Each Fund must comply with the conditions of Rule 12d1-4, which allows, subject to conditions, a Fund to invest in other registered investment companies and other registered investment companies to invest in a Fund beyond the limits in Section 12(d)(1).

Financial Highlights

The Funds are new and have no performance history As of the date of this Prospectus. Financial information is therefore not available.

REX ETF TRUST

Alpha Sports BaseballShares™ Arizona Diamondbacks ETF
Alpha Sports BaseballShares™ Athletics ETF
Alpha Sports BaseballShares™ Atlanta Braves ETF
Alpha Sports BaseballShares™ Baltimore Orioles ETF
Alpha Sports BaseballShares™ Boston Red Sox ETF
Alpha Sports BaseballShares™ Chicago Cubs ETF
Alpha Sports BaseballShares™ Chicago White Sox ETF
Alpha Sports BaseballShares™ Cincinnati Reds ETF
Alpha Sports BaseballShares™ Cleveland Guardians ETF
Alpha Sports BaseballShares™ Colorado Rockies ETF
Alpha Sports BaseballShares™ Detroit Tigers ETF
Alpha Sports BaseballShares™ Houston Astros ETF
Alpha Sports BaseballShares™ Kansas City Royals ETF
Alpha Sports BaseballShares™ Los Angeles Angels ETF
Alpha Sports BaseballShares™ Los Angeles Dodgers ETF
Alpha Sports BaseballShares™ Miami Marlins ETF
Alpha Sports BaseballShares™ Milwaukee Brewers ETF
Alpha Sports BaseballShares™ Minnesota Twins ETF
Alpha Sports BaseballShares™ New York Mets ETF
Alpha Sports BaseballShares™ New York Yankees ETF
Alpha Sports BaseballShares™ Philadelphia Phillies ETF
Alpha Sports BaseballShares™ Pittsburgh Pirates ETF
Alpha Sports BaseballShares™ San Diego Padres ETF
Alpha Sports BaseballShares™ San Francisco Giants ETF
Alpha Sports BaseballShares™ Seattle Mariners ETF
Alpha Sports BaseballShares™ St. Louis Cardinals ETF
Alpha Sports BaseballShares™ Tampa Bay Rays ETF
Alpha Sports BaseballShares™ Texas Rangers ETF
Alpha Sports BaseballShares™ Toronto Blue Jays ETF
Alpha Sports BaseballShares™ Washington Nationals ETF

For more detailed information on a Fund, several additional sources of information are available. Each Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on a Fund’s policies and operation. Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. Annual reports discuss market conditions and investment strategies that significantly impacted each Fund’s performance, and Form N-CSR contains each Fund’s annual and semi-annual financial statements. Each Fund’s most recent SAI, annual or semi-annual reports, and certain other information are available free of charge by calling 1-800-617-0004, on the Funds’ website at [ website ], or through your financial adviser. Shareholders may call the toll-free number with inquiries.

Investors may obtain information regarding a Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor, and Trust, directly from the SEC. Visit the SEC’s EDGAR database at http://www.sec.gov. Investors may also request information from the SEC by sending an electronic request to publicinfo@sec.gov, subject to applicable duplication fees.

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

1-800-617-0004

[      website      ]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
September 21, 2026

REX ETF TRUST

Statement of Additional Information

Alpha Sports BaseballShares™ Arizona Diamondbacks ETF (Ticker: [__])	Alpha Sports BaseballShares™ Milwaukee Brewers ETF (Ticker: [__])
Alpha Sports BaseballShares™ Atlanta Braves ETF (Ticker: [__])	Alpha Sports BaseballShares™ Minnesota Twins ETF (Ticker: [__])
Alpha Sports BaseballShares™ Baltimore Orioles ETF (Ticker: [__])	Alpha Sports BaseballShares™ New York Mets ETF (Ticker: [__])
Alpha Sports BaseballShares™ Boston Red Sox ETF (Ticker: [__])	Alpha Sports BaseballShares™ New York Yankees ETF (Ticker: [__])
Alpha Sports BaseballShares™ Chicago Cubs ETF (Ticker: [__])	Alpha Sports BaseballShares™ Athletics ETF (Ticker: [__])
Alpha Sports BaseballShares™ Chicago White Sox ETF (Ticker: [__])	Alpha Sports BaseballShares™ Philadelphia Phillies ETF (Ticker: [__])
Alpha Sports BaseballShares™ Cincinnati Reds ETF (Ticker: [__])	Alpha Sports BaseballShares™ Pittsburgh Pirates ETF (Ticker: [__])
Alpha Sports BaseballShares™ Cleveland Guardians ETF (Ticker: [__])	Alpha Sports BaseballShares™ San Diego Padres ETF (Ticker: [__])
Alpha Sports BaseballShares™ Colorado Rockies ETF (Ticker: [__])	Alpha Sports BaseballShares™ San Francisco Giants ETF (Ticker: [__])
Alpha Sports BaseballShares™ Detroit Tigers ETF (Ticker: [__])	Alpha Sports BaseballShares™ Seattle Mariners ETF (Ticker: [__])
Alpha Sports BaseballShares™ Houston Astros ETF (Ticker: [__])	Alpha Sports BaseballShares™ St. Louis Cardinals ETF (Ticker: [__])
Alpha Sports BaseballShares™ Kansas City Royals ETF (Ticker: [__])	Alpha Sports BaseballShares™ Tampa Bay Rays ETF (Ticker: [__])
Alpha Sports BaseballShares™ Los Angeles Angels ETF (Ticker: [__])	Alpha Sports BaseballShares™ Texas Rangers ETF (Ticker: [__])
Alpha Sports BaseballShares™ Los Angeles Dodgers ETF (Ticker: [__])	Alpha Sports BaseballShares™ Toronto Blue Jays ETF (Ticker: [__])
Alpha Sports BaseballShares™ Miami Marlins ETF (Ticker: [__])	Alpha Sports BaseballShares™ Washington Nationals ETF (Ticker: [__])

[_______], 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated [______], 2026, as it may be revised from time to time (the “Prospectus”), for each of the funds set forth above (each a “Fund,” and together, the “Funds”), each a series of the REX ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust at REX ETF Trust, 777 Brickell Avenue, Suite 500, Miami, Florida 33131, or by calling toll-free at 1-800-617-0004. You may also obtain a Prospectus by visiting the Funds’ website at [www.rexshares.com].

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

 - ii -

General Description of the Trust and the Funds

The Trust was organized as a Delaware statutory trust on October 24, 2024, and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This SAI relates solely to the Funds, which are “non-diversified” as that term is defined in the 1940 Act. Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

[          ] serves as each Fund’s investment adviser (“[          ]” or the “Adviser”). [________] serves as each Fund’s distributor (the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of a Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

Each Fund’s shares (“Fund Shares”) list and principally trade on [_____] (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value (“NAV”). ETFs, such as the Funds, do not sell or redeem individual Fund Shares. Instead, a Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” have contractual arrangements with a Fund or the Distributor to purchase and redeem a Fund’s Shares directly with a Fund in Creation Units in exchange for securities comprising a Fund, cash or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and/or other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund’s Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.”

1

The Trust reserves the right to permit creations and redemptions of Fund Shares to be made in-kind for securities in which a Fund invests and/or cash. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of a Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of each Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of a Fund.

Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of a Fund:

(1)	A Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	A Fund may not borrow money, except as permitted under the 1940 Act.

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(3)	A Fund will not underwrite the securities of other issuers except to the extent a Fund may be considered an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)	A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	A Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except that the Fund may invest more than 25% of its total assets in securities or other financial instruments that provide exposure to a Fund’s respective Hockey Index. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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For purposes of these limitations, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of such Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of a Fund’s total assets). In the event that such asset coverage shall at any time fall below 300%, such Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit a Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then a Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, a Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund’s total assets.

4

With respect to the fundamental policies relating to concentration set forth in restriction (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in restriction (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations.

The foregoing fundamental policies of a Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of such Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, a Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Each Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”), under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Index-Related Investments. For purposes of this policy, “Index-Related Investments” means (i) futures contracts on the applicable Baseball Index traded on a CFTC-registered exchange or over-the-counter (“Index Futures Contracts”); (ii) shares of other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); (iii) exchange-traded options on the applicable Baseball Index or on shares of Other Investment Companies; and (iv) swap agreements that reference the applicable Baseball Index or other Index-Related Investments.

For purposes of compliance with these investment policies, derivative instruments will be valued at their notional value. A Fund’s shareholders are entitled to 60 days’ prior written notice to any change in its non-fundamental investment policy.

5

Investment Strategies

Each Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to futures contracts on a particular Baseball Index, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Index Futures Contracts (“Collateral Investments”).

An investment in a Fund also should be made with an understanding of the risks inherent in an investment in Index Futures Contracts, securities and other assets. The Funds are designed to be utilized only by knowledgeable investors who understand the risks associated with Index Futures Contracts and are willing to monitor their portfolios frequently. An investor in a Fund could potentially lose the full value of their investment.

Types of Investments

Index Futures Contracts. In order to obtain exposure to the applicable Baseball Index, the Fund, through the Subsidiary, intends to typically enter into cash-settled Index Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Fund does not invest directly in the applicable Baseball Index, which is a non-investable index.

Each Baseball Index is a non-investable index that is designed to measure the cumulative on-field performance of the applicable MLB team. Each Baseball Index adjusts in response to officially reported statistics from each game, including intra-game movement during live play, and the official Index Close for each Calculation Day is published at 9:00 AM Central Time (CT) on the following Calculation Day (T+1) based on final verified league data.

Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the reference asset or index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of a reference asset or index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

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Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund’s and the Subsidiary’s open positions in futures contracts. A margin deposit is intended to ensure the Fund’s or the Subsidiary’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded to as much as approximately 50% of the notional value of the futures contract. The margin on Index Futures Contracts has historically been significantly higher than many other Futures Instruments.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund or the Subsidiary. In computing daily net asset value, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The day limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Subsidiary invests in commodity futures contracts, the assets of the Fund and the Subsidiary, and therefore the prices of Fund shares, may be subject to greater volatility.

7

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

The markets for Index Futures Contracts may be illiquid. This means that the Subsidiary may not be able to buy and sell Index Futures Contracts quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for Index Futures Contracts depends may cause the market to become illiquid, for short or long periods. In such markets, the Subsidiary may not be able to buy and sell Index Futures Contracts quickly (or at all) or at the desired price. Market illiquidity may cause losses for the Fund. Additionally, the large size of the futures positions which the Subsidiary may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so.

Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for the Fund to buy or sell futures contracts or other financial instruments.

Regulatory Aspects of Investments in Futures. The Adviser is expected to be registered as a “commodity pool operator” with the National Futures Association (the “NFA”) pursuant to the rules and regulations of the Commodity Futures Trading Commission (the “CFTC”). The Adviser’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of the law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Derivatives Risk Management. The Fund has adopted a derivatives risk management program (the “DRM Program”) pursuant to Rule 18f-4 under the 1940 Act. The DRM Program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. The Fund has designated a derivatives risk manager who is responsible for administering the DRM Program. The Fund is subject to a value-at-risk (“VaR”) based limit on fund leverage risk, and the derivatives risk manager will provide regular reporting to the Board of Trustees regarding the Fund’s compliance with the DRM Program and the VaR-based limit. The Fund may be required to reduce its derivatives exposure if it exceeds the applicable VaR limit for more than five consecutive business days, which could adversely affect the Fund’s ability to meet its investment objective.

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Asset Coverage for Futures Positions. The Fund and Subsidiary will comply with SEC guidance with respect to coverage of futures positions by registered investment companies. SEC guidance may require the Fund, in certain circumstances, to segregate cash or liquid securities on its books and records, or engage in other appropriate measures to “cover” its obligations under certain futures or derivative contracts. For example, with respect to futures that are not cash settled, the Fund is required to segregate liquid assets equal to the full notional value of the futures contract. For futures contracts that are cash settled, the Fund is required to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligation (i.e., the Fund’s daily net liability) under the contract. Securities earmarked or held in a segregated account cannot be sold while the Fund’s futures position is outstanding, unless replaced with other permissible assets (or otherwise covered), and will be marked-to-market daily. As an alternative to segregating assets, for any futures contract held by the Fund, the Fund could purchase a put option on that same futures contract with a strike price as high or higher than the price of the contract held. The Fund may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Federal Income Tax Treatment of Index Futures Contracts and Investments in the Subsidiary. The Subsidiary’s transactions in Index Futures Contracts will be subject to special provisions of the Internal Revenue Code of 1986, as amended (the “Code”) that, among other things, may affect the character of gains and losses realized by the Subsidiary (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Subsidiary and may defer Subsidiary losses. Because the Subsidiary is a controlled foreign corporation for U.S. federal income tax purposes, this treatment of the Subsidiary’s income will affect the income each Fund must recognize. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Subsidiary and each Fund to recognize income without each Fund receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

Each Fund intends to treat any income it may derive from Index Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to “regulated investment companies” (“RICs”). The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with a Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to a Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, each Fund intends to cause the Subsidiary to make distributions that would allow each Fund to make timely distributions to its shareholders. Each Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether each Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

9

Cayman Subsidiary. Each Fund expects to gain exposure to Index Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of each Fund organized under the laws of the Cayman Islands, the [_____] (the “Subsidiary”). Each Fund may invest a portion of its total assets in the Subsidiary. Only the Subsidiary, not each Fund, will invest in Index Futures Contracts. Because each Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Prospectus and this SAI, each Fund may be considered to be investing indirectly in those investments through the Subsidiary. Therefore, except as otherwise noted, for purposes of this disclosure, references to each Fund’s investments may also be deemed to include each Fund’s indirect investments through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and is not directly subject to its investor protections, except as noted in the Prospectus or this SAI. However, the Subsidiary is wholly-owned and controlled by each Fund and is advised by [ ], Inc. The Trust’s Board of Trustees has oversight responsibility for the investment activities of each Fund, including its investment in the Subsidiary, and each Fund’s role as the sole shareholder of the Subsidiary. The Adviser receives no additional compensation for managing the assets of the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers or with affiliates of the same service providers that provide those services to each Fund. Each Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary.

Changes in the laws of the United States (where each Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated) could prevent each Fund and/or the Subsidiary from operating as described in the Prospectus and this SAI and could negatively affect each Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of each Fund would likely decrease. Because each Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of each Fund’s investment in the Subsidiary will not exceed 25% of each Fund’s total assets at or around each quarter end of each Fund’s fiscal year. At other times of the year, each Fund’s investments in the Subsidiary will significantly exceed 25% of each Fund’s total assets.

The financial statements of the Subsidiary will be consolidated with each Fund’s financial statements in each Fund’s Annual Report.

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Other Investments. In order to help each Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the applicable Baseball Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if a Fund is unable to obtain the desired exposure to Index Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, a Fund may invest in the following:

Reverse Repurchase Agreements. The Funds may invest in reverse repurchase agreements which are a form of borrowing in which a Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. As a result of a Fund repurchasing the securities at a higher price, a Fund will lose money by engaging in reverse repurchase agreement transactions. When a Fund seeks to reduce its total assets exposure to the Subsidiary, it may use short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions. Those loans will increase the gross assets of a Fund, which the Adviser expects will allow a Fund to meet the Asset Diversification Test. When a Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the applicable Baseball Index or other Index-Related Investments. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the applicable Baseball Index or other Index-Related Investments.

Other Investment Companies. The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies. The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies that invest in similar assets to those in which the Fund may invest. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

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Fixed Income Investments and Cash Equivalents. Fixed income Investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

(1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association (“FNMA”). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund’s portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

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(6) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. It is possible for the Fund to lose money by investing in money market funds.

(7) The Fund may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Options Contracts. A Fund may buy and write (sell) options on securities, indexes and other assets for the purpose of realizing its investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option a Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

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In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, a Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for a Fund to write call options on assets held by a Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.

If a Fund that writes an option wishes to terminate a Fund’s obligation, a Fund may effect a “closing purchase transaction.” A Fund accomplishes this by buying an option of the same series as the option previously written by a Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A Fund accomplishes this by selling an option of the same series as the option previously purchased by a Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by a Fund if the premium, plus commission costs, paid by a Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by a Fund on the sale of the call or the put option. A Fund also will realize a gain if a call or put option which a Fund has written lapses unexercised, because a Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until a Fund could exercise options it holds, and a Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Securities self-regulatory organizations (e.g., the exchanges and the Financial Industry Regulatory Authority (“FINRA”)) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which a Fund may buy or sell. While a Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom a Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

Swap Agreements. The Funds may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, a Fund’s counterparty will agree to pay a Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. A Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount. As a result, the swap has a similar economic effect as if a Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to a Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by a Fund on the notional amount. However, unlike cash investments in the underlying assets, a Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that a Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, a Fund must take this determination into account when classifying the liquidity of that investment or asset class.

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In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in a Fund’s portfolio become illiquid, a Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause a Fund to exceed this limit, a Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force a Fund to liquidate any portfolio instrument where a Fund would suffer a loss on the sale of that instrument.

Portfolio Turnover

Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund’s investment portfolio that is bought and sold during a year is known as a Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes.

As of the date of this SAI, each Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in the Fund’s Shares entails, including the risk that the financial condition of the issuers of the securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. Index-Related Investments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

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Derivatives Risk.

Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks

Futures Contracts. Futures contracts may not correlate perfectly with the applicable Baseball Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-field performance during the contract term, even though the applicable Baseball Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-field performance during the contract term, speculation regarding its effect on future Baseball Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the applicable team is scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved team performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the applicable team announces the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-field performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

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Swap Agreements Risk. A Fund may use swap agreements to gain exposure to its applicable Baseball Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to counterparty risk, credit risk, and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. In addition, a Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to its applicable Baseball Index in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk. If a Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to its applicable Baseball Index. Because the market for swaps referencing a Baseball Index is nascent and may involve a limited number of willing counterparties, capacity constraints may arise suddenly and without advance notice, particularly in periods of heightened regulatory scrutiny or market stress. Any such limitation could prevent a Fund from providing its desired level of exposure to the applicable Baseball Index. The cost to utilize swap agreements, which may be higher for exposure to a Baseball Index than for other asset classes, is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example.

Options. A Fund may invest in exchange-traded options on the applicable Baseball Index or on shares of Other Investment Companies. Options involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying asset. A Fund may lose the entire premium paid for an option if it expires worthless. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

Baseball Index Risk.

There is no guarantee that the Index Provider will compile, maintain, or calculate the applicable Baseball Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by a Fund and its shareholders. Each Baseball Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the MLB, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of a Fund. The MLB serves as the sole data source for the underlying statistics but does not participate in index governance. If the MLB were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

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Commodity Regulatory Risk

The Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to the Fund, and the Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

Cybersecurity Risk

A Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of a Fund’s third party service providers, such as its administrator, transfer agent, custodian, or Adviser, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cybersecurity breaches. A Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Counterparty Risk.

The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

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Limited Price Discovery and Market Depth Risk

The market for Index Futures Contracts and other Index-Related Investments may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from a Fund could move prices against a Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time, and a Fund may be unable to establish or exit positions at prices a Fund considers favorable.

Liquidity Risk

The Funds may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating a Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If a Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of a Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Trading Issues Risk

Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on the Exchange in the event a Fund’s assets are small or a Fund does not have enough shareholders.

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Valuation Risk

The Funds may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Funds

Trustees and Officers

The general supervision of the duties performed for the Funds under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of [      ] or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Funds, choose the Trust’s officers and hired the Funds’ investment adviser. Each Trustee, except for Greg King, is an Independent Trustee. Greg King is deemed an Interested Trustee of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Interested Trustee(1)
Greg King Year of Birth: 1974	Interested Trustee	Since 2025	Chief Executive Officer, REX Shares LLC (2015-present); Chief Executive Officer, REX Financial LLC (2015-present); Chief Executive Officer, Osprey Funds, LLC (2019-present)	__	None.

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Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Jason Lu Year of Birth: 1987	Trustee	Since 2025	Chief Operating Officer, Ransky Capital LLC (2023-present); Chief Investment Officer, Komodo Bay Capital Management Inc. (2020-present); Trader, 4170 Trading (2018-2020)	__	Director, Athena Bitcoin Global (2020-2023, 2024-present); Director, GlobalStake, LLC (2022-2025); Director, AK Hospitality Group, LLC (2023-2024); Director, Vaultminer Technology Corp. (2021-2024);
Richard Shorten Year of Birth: 1967	Trustee	Since 2025	Founder and Managing Member, Silvermine Capital Advisors, LLC (2020-present); Chief Executive Officer and Manager, GlobalStake, LLC (2020-present); Managing Member, Lucky Friday Labs, LLC (2020-present)	__	Director, ePublishing, LLC (2020-present); Director, BeaconLive, LLC (2020-present)
Stanley Kiang Year of Birth: 1975	Trustee	Since 2026	Managing Member, SAKK One Property Management, LLC (2009–present); Director, ETF Strategist, VanEck (2022–2024); Senior Director of Exchange Traded Funds, Aberdeen Investments (2015–2022)	__	None.
Officers
Greg King Year of Birth: 1974	Chief Executive Officer; President	Since 2025	Chief Executive Officer, REX Shares LLC (2015-present); Chief Executive Officer, REX Financial LLC (2015-present); Chief Executive Officer, Osprey Funds, LLC (2019-present)	__	None.
Robert Rokose Year of Birth: 1970	Chief Financial Officer; Chief Accounting Officer; Treasurer	Since 2025	Chief Financial Officer, Osprey Funds, LLC (2020-present); Chief Financial Officer, REX Shares LLC (2020-present)	__	None.
Greg Collett Year of Birth: 1971	Secretary	Since 2025	General Counsel, REX Financial LLC (2024-present); General Counsel, SwapGlobal (2022-2024); President, BlockFi I NB (2021-2022); Head of Investment Products, BlockFi I NB (2021); Director, World Gold Council (2014-2020)	__	None.
Soth Chin Year of Birth: 1966	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2025	Managing Member, Fit Compliance, LLC (financial services compliance and consulting firm) (2016-present)	__	None.
(1)	Greg King is deemed an “interested person” of the Trust, as defined by the 1940 Act, due to his position at REX Financial, Inc., the parent company of the Adviser.

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Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the REX Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Funds and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “REX Fund” and collectively, the “REX Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, [        ] or any of its affiliates. Greg King, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the REX Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the REX Fund Complex. The unitary board structure was adopted for the REX Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the REX Funds. Each REX Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the REX Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the REX Funds, including among any such exchange-traded funds, the Board of Trustees of the REX Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all REX Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee a Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the REX Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the REX Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Funds, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review the Funds’ performance. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

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The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Jason Lu, Richard Shorten and Stanley Kiang are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of a Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of a Fund should mail such recommendation to REX ETF Trust, 777 Brickell Avenue, Suite 500, Miami, Florida 33131. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Fund Shares owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Exchange Act of 1934 (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of a Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for a Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal period ended December 31, 2025, the Nominating Committee held one meeting.

The Audit Committee is responsible for overseeing the Funds’ accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Jason Lu, Richard Shorten and Stanley Kiang serve on the Audit Committee. During the fiscal period ended December 31, 2025, the Audit Committee held three meetings.

Risk Oversight

As part of the general oversight of the Funds, the Board of Trustees is involved in the risk oversight of the Funds. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Funds’ risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board of Trustees has appointed a CCO who oversees the implementation and evaluation of the Funds’ compliance program. Soth Chin of Fit Compliance, LLC serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and Fit Compliance, LLC to ensure the Trust complies with Rule 38a-1 under the 1940 Act, Fit Compliance, LLC has agreed to render services to the Trust by entering into a Chief Compliance Officer Support Agreement (the “CCO Support Agreement”) with the Trust. Pursuant to the CCO Support Agreement, Fit Compliance, LLC designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Soth Chin currently serves in such capacity under the terms of the CCO Support Agreement.

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Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Funds’ and the service providers’ compliance policies and procedures at each quarterly Board of Trustees meeting and receives an annual report from the CCO regarding the operations of the Funds’ and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Funds’ major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Funds’ risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Interested Trustee.

Mr. King is the founder and Chief Executive Officer of REX Financial LLC. Mr. King is also the Chief Executive Officer of REX Shares, LLC and Osprey Funds, LLC, and was previously the Chief Executive Officer and co-founder of VelocityShares. As the creator of several industry innovations, including filing a patent for the first exchange-traded note in 2006 for Barclays, Mr. King has created and launched over 100 exchange-traded funds and exchange-traded notes for Barclays, Credit Suisse, Global X Funds. He has an M.B.A. from University of California, Davis and is a CFA Charterholder.

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Independent Trustees.

Mr. Lu has several years of experience in trading and investing in various asset classes, including crypto, commodities, and fixed income. He is currently the Chief Investment Officer of Komodo Bay Capital Management Inc., a private investment advisory firm based in Miami, and the Chief Operating Officer and Partner of Ransky Capital LLC, a proprietary trading firm with locations in Chicago, Miami, and Spain. He is also a board member of GlobalStake, LLC, a blockchain technology company, and Athena Bitcoin Global, a crypto ATM network. He previously served on the board of directors of Vaultminer Technology Corp, a crypto mining company, and AK Hospitality Group, LLC, a restaurant and hotel operator. He was formerly a trader at 4170 Trading, a crypto and traditional financial products trading firm, Old Mission Capital, LLC and Old Mission Markets LLC, a broker dealer and market maker, and MSR Investments, a commodity trading advisor. He graduated from the University of Illinois Urbana-Champaign in 2008 with a dual degree in Electrical Engineering and Economics.

Mr. Shorten has over 25 years of experience in the fields of investment management, blockchain technology, digital media and corporate law. He is the founder and managing member of Silvermine Capital Advisors, LLC, which manages several private funds and accounts focused on blockchain and digital assets. He is also the Chief Executive Officer and manager of GlobalStake, LLC, a blockchain and AI infrastructure provider, and the managing member of Lucky Friday Labs, LLC, a blockchain development company. In addition, he is a co-owner and director of ePublishing, LLC, a digital publishing enablement company, and a director of BeaconLive, LLC, a continuing legal education and webinar services company. Prior to founding Silvermine Capital Advisors in 2017, he served on the board of directors of five public companies. He began his career as a corporate finance and mergers and acquisitions attorney at Cravath Swaine and Moore, where he worked from 1992 to 1996. He holds a J.D. from Rutgers Law School and a B.A. in Economics and French from Colgate University.

Mr. Kiang has more than 30 years of experience in the financial services and securities industry, including positions in investment banking, equity research and equity portfolio management. He currently serves as the Managing Member of SAKK One Property Management, LLC, a multi-sector real estate investment firm specializing in the direct investment, development and management of residential and retail properties in California and Arizona. From 2022 to 2024, he served as Director, ETF Strategist at VanEck, and from 2015 to 2022, he served as Senior Director of Exchange Traded Funds at Aberdeen Investments. He also currently serves as a director of Aloha Insurance Services, Inc., a subsidiary of Pacific Coast Building Products, and as a director of Metropolitan Bank, a community bank based in Oakland, California.

Each Independent Trustee is paid a fixed annual retainer of $12,000. These fees will be allocated equally among each fund in the REX Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

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The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Funds and the estimated aggregate compensation to be paid to them for services to the REX Fund Complex for the fiscal year ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by [      ].

Name of Trustee	Estimated Compensation from The Funds	Estimated Total Compensation from the REX Fund Complex
Jason Lu	[_____]	[_____]
Richard Shorten	[_____]	[_____]
Stanley Kiang	[_____]	[_____]

Because each Fund has not commenced operations prior to the date of the Prospectus, the Trustees did not beneficially own any equity securities of a Fund as of the date of this SAI. The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Funds and all funds overseen by the Trustees in the REX Fund Complex as of [_________]:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the REX Fund Complex
Interested Trustee
Greg King	N/A	N/A
Independent Trustees
Jason Lu	N/A	N/A
Richard Shorten	N/A	N/A
Stanley Kiang	N/A	N/A

Greg King, the Chief Executive Officer of REX Shares LLC and REX Financial LLC, both of which are entities under common control with the Adviser, served as a board member to GlobalStake, LLC from August 2022 to his resignation in May 2025. Richard Shorten, an Independent Trustee of the Trust, serves as the Chief Executive Officer and Manager of GlobalStake, LLC.

As of [_________], the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

As of [_________], the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the shares of the Funds.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, each Fund has not yet commenced operations and, accordingly, this information is not yet available.

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Investment Adviser and Other Service Providers

Investment Adviser. [  ], Inc. (“[        ]” or the “Adviser”), [_____], is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023.

Pursuant to an investment management agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Management Agreement”), the Adviser manages the investment of the Funds’ asset and is responsible for paying all expenses of the Funds, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Each Fund has agreed to pay the Adviser an annual management fee equal to [__]% of its daily net assets, as detailed in the below table.

Under the Investment Management Agreement, the Adviser shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to a Fund.

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Portfolio Managers. [____] and [____] serve as each Fund’s portfolio managers and are primarily responsible for the day-to-day management of each Fund.

•	[___]

Portfolio Manager Compensation. The portfolio managers do not receive any special or additional compensation from the Adviser for their services as portfolio managers. Each portfolio manager’s compensation is based solely on the overall financial operating results of the Adviser. Each portfolio manager’s compensation is not directly linked to a Fund’s performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Manager Ownership of a Fund’s Shares. As of the date of this SAI, the Funds have not yet commenced operations and, accordingly, none of the portfolio managers beneficially own Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2025.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
[__]	[__]	$[__]	[__]	$[__]	[__]	$[__]

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Transfer Agent, Administrator and Fund Accountant. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent, administrator and fund accountant.

Pursuant to a fund administration servicing agreement, transfer agent servicing agreement and fund accounting servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of a Fund’s Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on a Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. U.S. Bank holds and administers the assets in a Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. U.S. Bank also is entitled to certain out-of-pocket expenses.

The net proceeds that a Fund receives pursuant to its short sale of options contracts may be retained by a Fund’s prime broker(s) (or by a Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Distributor. The Trust and [_________] (the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes a Fund’s Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is [____________].

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

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The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC Participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board of Trustees (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Because each Fund has not commenced operation prior to the date of the SAI, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for a Fund for that period.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including a Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in an increase in a Fund’s expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s Shares or the amount received by a shareholder as proceeds from the redemption of a Fund’s Shares.

Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

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Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy a Fund’s Shares.

Distribution and Service Plan. The Board of Trustees has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (“Rule 12b-1”), which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Fund does not currently pay, and the Fund has no current intention to pay, Rule 12b-1 fees. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board of Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Fund Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of a Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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Aggregations. Fund Shares in amounts less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of a Fund’s Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Brokerage Allocations

The Adviser is responsible for decisions to buy and sell securities for a Fund and for the placement of a Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

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The Adviser owes a fiduciary duty to its clients (including a Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include a Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

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The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all of Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund’s Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about a Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. A Fund’s portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for a Fund’s Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. A Fund’s portfolio holdings are also available on its website at [www.rexshares.com]. The Trust, Adviser, and the Distributor will not disseminate non-public information concerning the Trust.

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Portfolio Schedule. The Funds file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at http://www.sec.gov. A Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual financial statements and other information provided to shareholders, respectively, and is filed with the SEC on Form N-CSR. A semi-annual or annual financial statement and other information provided for a Fund will become available to investors within 60 days after the period to which it relates. A Fund’s Form N-PORT and Form N-CSR are available on the SEC’s website listed above.

Codes of Ethics. In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, the Adviser, and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by a Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Disclaimers

[To be added]

Proxy Voting Policies and Procedures

The Board of Trustees has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser and has directed the Adviser to vote proxies consistent with a Fund’s best interests. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review a Fund’s proxy voting record.

Because the Funds have not commenced operations prior to the date of the SAI, information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is not available. Once available, such information will be available upon request and without charge on its website at [www.rexshares.com], by calling 1-800-617-0004 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Funds, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

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Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

Each Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that a Fund utilized different baskets in transactions on the same Business Day.

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Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of a Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination.  Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

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Placement of Creation or Redemption Orders.  All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than 3:00 p.m., Eastern Time, on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The Closing Time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. At its discretion, a Fund may also require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds.  Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees.  A Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

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Redemption Transaction Fees.  A Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Suspension of Creations.  The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which a Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of such Fund’s Shares ordered, would own 80% or more of the currently outstanding shares of such Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of such Fund, be unlawful; or (v) there exist circumstances outside the control of such Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. A Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, a Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

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Suspension of Redemptions.  An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.  Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Fund Shares. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to a Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

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As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by such Fund itself.

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The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from such Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by such Fund as being eligible for the dividends received deduction. The presence of call options in the portfolio may reduce the amount of dividends that are treated as qualifying dividends.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. The presence of call options in the portfolio may reduce the amount of dividends that would otherwise be treated as capital gain dividends. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional a Fund’s Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of such Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund’s Shares will receive a report as to the value of those Fund’s Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if Fund Shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

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Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of a Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the Options. Each Fund’s investments in offsetting positions with respect to the particular Underlying Security may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Funds are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

45

The options included in the portfolios are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Each Fund does not believe that the positions held by a Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

Nature of Fund Investments. Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options. The Funds’ transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by each Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

Investments in Certain Non-U.S. Corporations. If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, such Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

46

Backup Withholding. A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

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Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by such Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares in a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by such Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that such Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by such Fund which are properly reported by such Fund as undistributed capital gains and any gains realized upon the sale or exchange of such Fund’s Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward. Net capital losses of a Fund may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carry-forwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. A Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carry-forwards and net unrealized built-in losses. These limitations generally apply when there has been a 50% change in ownership. As of the date of this SAI, each Fund has not yet commenced operations and, accordingly, has no capital loss carryforwards.

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Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Determination of Net Asset Value

The NAV per share of a Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of such Fund’s Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of a Fund is calculated and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV per Fund Share, such Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, a Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Board of Trustees has designated the Adviser to perform the fair value determinations for a Fund’s portfolio holdings subject to the Board of Trustee’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of a Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of a Fund’s Shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

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Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Performance Information

To obtain each Fund’s most current performance information, please call 1-800-617-0004 or visit the Fund’s website at [www.rexshares.com]. From time to time, a Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent a Fund’s past performance and should not be considered as representative of future results. Each Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The Funds have not yet commenced investment operations; therefore, financial statements are not yet available.

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Exhibit A

PROXY VOTING POLICY AND PROCEDURES

[____]

PROXY VOTING

[Background

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. SEC-registered investment advisers that exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 (“Advisers Act”) to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

[            ], Inc. (“[          ]” or the “Adviser”), as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts in which it has discretionary authority. [          ]’ proxy voting policy must be approved by the Trust’s Board of Trustees in connection with registered investment companies (including REX Shares ETFs) it manages.

[          ] has delegated proxy voting matters to its Investment Committee where obligated to exercise proxy voting in the best interests of its clients (including ETFs and UCITS ETFs). [          ] maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our proxy policies and practices.

Procedures

As a fundamental practice, [          ] shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. In furtherance of this practice, [          ] has engaged Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to obtain research and administrative support for its proxy voting obligations. Broadridge furnishes Proxy Policies & Insights Service modules (the “PPI Services”) that include access to its ProxyEdge® platform (which facilitates data flow and automated voting of proxy issues) and corporate governance voting instructions that are based on a data selection facilitated by [          ]. Broadridge, moreover, furnishes [          ] with website access to e-ballot and meeting information via proxyedge.com. Broadridge is not a proxy advisor and will not be making any recommendation as to the manner in which the Adviser should vote or the factors to consider when voting, on any matter, issue, candidate or ballot proposition.

Insofar as voting guidelines are concerned, [          ] will typically cast proxy votes in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”

From time to time, it is possible that [          ] will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on [          ]’ voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. For example, in the absence of specific voting guidelines from the client, [          ] will generally not vote proxies. If, however, [ ] elects to vote in these instances, [ ]’ policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. [          ] may determine to abstain from voting a proxy if, in doing so, is not in the best interest of the client.

[          ], in exercising its proxy voting obligations, will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of [          ] with the issuer of each security to determine if [          ] or any of its Supervised Persons has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the Investment Committee will request that the Adviser’s Chief Compliance Officer (“CCO”) or General Counsel to advise whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as, voting in a manner consistent with a predetermined voting guidelines (see above) or receiving an independent third party voting recommendation.

Recordkeeping

[          ] shall retain the following proxy voting records in a format and retention period as set forth in the Recordkeeping guidelines set forth in this Manual:

• Each proxy statement (which shall be maintained on the Adviser’s website or alternatively the Adviser’s website shall include instructions for investors to obtain the proxy voting records)

• Proxy Analysis Report, if applicable;

• Record of each vote cast or abstention (or “Ballot”) in a manner prescribed by the Proxy Voting Form.

• Documentation, if any, created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the CCO, if applicable.

• Clerical or administrative records generated on behalf of the Adviser by the Proxy Support Vendor.

• Form N-PX.

This policy and related procedures shall be reviewed at least annually and revised accordingly to maintain alignment with SEC rules and [          ]’ practices.]

REX ETF Trust

Part C – Other Information

Item 28.	Exhibits
Exhibit No.	Description
(a)	(1) Certificate of Trust, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on November 14, 2024.

(2) Agreement and Declaration of Trust of the Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(b)	By-Laws of the Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(c)	Not applicable
(d)	(1) Investment Management Agreement between the Registrant and REX Advisers, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Schedule A to Investment Management Agreement between the Registrant and REX Advisers, LLC (2)

(3) Investment Management Agreement between [ ] and [ ] SPC (2)

(e)	(1) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Exhibit A to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (2)

(f)	Not Applicable
(g)	(1) ETF Custody Agreement between the Registrant and U.S. Bank National Association, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Exhibit ETF Custody Agreement between the Registrant and U.S. Bank National Association (2)

(h)	(1) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Exhibit A to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (2)

(3) ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(4) Amended Exhibit A to ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (2)

(5) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(6) Amended Exhibit A to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (2)

(7) Form of Subscription Agreement, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(8) Form of Authorized Participant Agreement, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(i)	Form of Opinion of Legal Counsel (1)
(j)	Not Applicable
(k)	Not Applicable
(l)	Not Applicable
(m)	(1) Rule 12b-1 Distribution Plan, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Schedule A to Rule 12b-1 Distribution Plan (2)

(n)	Not Applicable

(o)	Not Applicable
(p)	(1) Code of Ethics of Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Code of Ethics of REX Advisers, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(3) Code of Ethics of Distributor, not applicable per Rule 17j-1(c)(3)

(q)	Powers of Attorney

 __________________________

(1)	Filed herewith.
(2)	To be filed by amendment.
Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Article VII, Section 2 of the Declaration of Trust sets forth the following with regard to indemnification of the Trust’s “Agents” which includes any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise.

(a) Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA Section 3817 permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of REX Advisers, LLC, the investment adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of REX Advisers, LLC is incorporated by reference to the Form ADV filed by REX Advisers, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-128357).

Item 32.	Principal Underwriter

(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund

14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
51.	Davis Fundamental ETF Trust
52.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
54.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
55.	Defiance Quantum ETF, Series of ETF Series Solutions
56.	Defiance Retail Kings ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund
58.	Dodge & Cox Funds
59.	DoubleLine ETF Trust

60.	DoubleLine Income Solutions Fund
61.	DoubleLine Opportunistic Credit Fund
62.	DoubleLine Yield Opportunities Fund
63.	DriveWealth ETF Trust
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund
66.	ETF Opportunities Trust
67.	Exchange Listed Funds Trust
68.	Exchange Place Advisors Trust
69.	FIS Trust
70.	FlexShares Trust
71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust
82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
94.	John Hancock Exchange-Traded Fund Trust
95.	Kurv ETF Trust
96.	Lazard Active ETF Trust
97.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
98.	Lone Peak Value Fund, Series of World Funds Trust
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	MoA Funds Corporation

105.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
106.	Morgan Stanley ETF Trust
107.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
109.	Morningstar Funds Trust
110.	NEOS ETF Trust
111.	Niagara Income Opportunities Fund
112.	NXG Cushing® Midstream Energy Fund
113.	NXG NextGen Infrastructure Income Fund
114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Funds Trust
123.	Palmer Square Opportunistic Income Fund
124.	Partners Group Private Income Opportunities, LLC
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	Point Bridge America First ETF, Series of ETF Series Solutions
129.	Precidian ETFs Trust
130.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	REX ETF Trust
137.	Reynolds Funds, Inc.
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill ETF Trust
144.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
146.	Roundhill Video Games ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Russell Investments Exchange Traded Funds

149.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
150.	Six Circles Trust
151.	Sound Shore Fund, Inc.
152.	SP Funds Trust
153.	Sparrow Funds
154.	Spear Alpha ETF, Series of Listed Funds Trust
155.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
156.	STF Tactical Growth ETF, Series of Listed Funds Trust
157.	Strategic Trust
158.	Strategy Shares
159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
160.	Tekla World Healthcare Fund
161.	Tema ETF Trust
162.	The 2023 ETF Series Trust
163.	The Community Development Fund
164.	The Cook & Bynum Fund, Series of World Funds Trust
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal Trust I
170.	Tidal Trust II
171.	Tidal Trust III
172.	Tidal Trust IV
173.	TIFF Investment Program
174.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
175.	Timothy Plan International ETF, Series of The Timothy Plan
176.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
179.	Total Fund Solution
180.	Touchstone ETF Trust
181.	Trailmark Series Trust
182.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Long Ether Daily Target ETF
186.	U.S. Global Investors Funds
187.	Union Street Partners Value Fund, Series of World Funds Trust
188.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
189.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
190.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
191.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
192.	Virtus Stone Harbor Emerging Markets Income Fund
193.	Volatility Shares Trust
194.	WEBs ETF Trust

195.	Wedbush Series Trust
196.	Wellington Global Multi-Strategy Fund
197.	Wilshire Mutual Funds, Inc.
198.	Wilshire Variable Insurance Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100 Portland, ME 04101	President/Manager	None
Chris Lanza Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101 Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President Vice President	None None
Alicia Strout	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, ME 04101 Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary Treasurer	None None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not Applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of 15 U.S.C. 80a-3-(a) and rules under that section, are maintained by the Registrant’s investment advisor, REX Advisers, LLC, 1241 Post Road, Fairfield, Connecticut 06824.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Miami, and State of Florida, on the 21st day of September, 2026.

REX ETF Trust

By:	/s/ Gregory D. King
Gregory D. King, President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Gregory D. King	President, Chief Executive Officer and Trustee		September 21, 2026
Gregory D. King

/s/ Robert Rokose	Treasurer, Chief Financial Officer and Chief Accounting Officer		September 21, 2026
Robert Rokose

)
Richard Shorten*	Trustee	)	By:	/s/ Gregory Collett
		)		Gregory Collett
Huaxing (Jason) Lu*	Trustee	)		Attorney-In-Fact
)
Stanley Kiang*	Trustee	)	September 21, 2026

* An original powers of attorney authorizing Gregory Collett and Robert Rokose to execute the Registrant’s Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(i)	Form of Opinion of Legal Counsel